As filed with the Securities and Exchange Commission on December 1, 2016

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08270

RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS

(Exact name of registrant as specified in charter)

601 Union Street, Suite 3525, Seattle, WA 98101

(Address of principal executive offices) (Zip code)

Michele T. Mosca

601 Union Street, Suite 3525, Seattle, WA 98101

(Name and address of agent for service)

(800) 248-6314

Registrant’s telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: September 30, 2016

Item 1. Reports to Stockholders.

Not applicable for semi-annual reports.

RAINIER FUNDS    September 30, 2016

Semiannual Report

INCLUDES UNAUDITED FINANCIAL STATEMENTS

Rainier Large Cap Equity Fund

Rainier Mid Cap Equity Fund

Rainier Small/Mid Cap Equity Fund

MN Rainier Intermediate Fixed Income Fund

Rainier International Discovery Fund

RAINIER FUNDS    September 30, 2016

This report and the financial statements contained herein are provided for the general information of the shareholders of the Rainier Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

601 Union Street, Suite 3525 Seattle, WA 98101

TF. 800.248.6314 www.rainierfunds.com

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Fund Expenses

Rainier Funds

September 30, 2016 (Unaudited)

EXPENSE EXAMPLES

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Original Class and Class A only); and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested 4/1/16 and held for the entire period from 4/1/16 to 9/30/16.

ACTUAL EXPENSES

The information in the tables under the headings “Actual Performance” provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLES FOR COMPARISON PURPOSES

The information in the tables under the headings “Hypothetical Performance (5% return before expenses)” provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed annual rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as exchange fees. Therefore, the information under the headings “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXPENSE EXAMPLES

LARGE CAP EQUITY FUND

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Original	Institutional	Original	Institutional
Beginning Account Value (4/1/16)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (9/30/16)	$1,048.30	$1,050.20	$1,019.10	$1,020.76
Expenses Paid during Period*	$6.11	$4.42	$6.02	$4.36

P / 3

Fund Expenses

Rainier Funds

September 30, 2016 (Unaudited) continued

* For each class of the Fund, ‘Expenses Paid during Period’ are equal to the annualized expense ratio for the class during the six month period (1.19% for Original, 0.86% for Institutional), multiplied by 183/365 to pro-rate for the six month period. This result is then multiplied by the average account value over the period.

MID CAP EQUITY FUND

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Original	Institutional	Original	Institutional
Beginning Account Value (4/1/16)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (9/30/16)	$1,045.20	$1,046.40	$1,018.30	$1,019.55
Expenses Paid during Period*	$6.92	$5.64	$6.83	$5.57

* For each class of the Fund, ‘Expenses Paid during Period’ are equal to the annualized expense ratio for the class during the six month period (1.35% for Original, 1.10% for Institutional), multiplied by 183/365 to pro-rate for the six month period. This result is then multiplied by the average account value over the period.

SMALL/MID CAP EQUITY FUND

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Original	Institutional	Original	Institutional
Beginning Account Value (4/1/16)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (9/30/16)	$1,049.10	$1,050.60	$1,018.25	$1,019.75
Expenses Paid during Period*	$6.99	$5.45	$6.88	$5.37

* For each class of the Fund, ‘Expenses Paid during Period’ are equal to the annualized expense ratio for the class during the six month period (1.36% for Original, 1.06% for Institutional), multiplied by 183/365 to pro-rate for the six month period. This result is then multiplied by the average account value over the period.

INTERMEDIATE FIXED INCOME FUND

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Original	Institutional	Original	Institutional
Beginning Account Value (4/1/16)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (9/30/16)	$1,010.70	$1,011.60	$1,022.31	$1,022.81
Expenses Paid during Period*	$2.77	$2.27	$2.79	$2.28

* For each class of the Fund, ‘Expenses Paid during Period’ are equal to the annualized expense ratio for the class during the six month period (0.55% for Original, 0.45% for Institutional), multiplied by 183/365 to pro-rate for the six month period. This result is then multiplied by the average account value over the period.

P / 4

INTERNATIONAL DISCOVERY FUND

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Class A	Institutional	Class A	Institutional
Beginning Account Value (4/1/16)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (9/30/16)	$1,041.40	$1,043.00	$1,017.55	$1,018.80
Expenses Paid during Period*	$7.68	$6.40	$7.59	$6.33

* For each class of the Fund, ‘Expenses Paid during Period’ are equal to the annualized expense ratio for the class during the six month period (1.50% for Class A, 1.25% for Institutional), multiplied by 183/365 to pro-rate for the six month period. This result is then multiplied by the average account value over the period.

P / 5

SCHEDULES OF INVESTMENTS September 30, 2016 (Unaudited)

Rainier Large Cap Equity Fund

Sector Representation as of September 30, 2016 (% of net assets)

COMMON STOCKS (99.7%)
	Shares	Value
CONSUMER DISCRETIONARY (13.3%)
Coach, Inc.	42,980	$1,571,349
Mohawk Industries, Inc.*	9,450	1,893,213
Netflix, Inc.*	16,450	1,621,147
Newell Brands, Inc.	31,550	1,661,423
Nordstrom, Inc.	33,800	1,753,544
O’Reilly Automotive, Inc.*	7,710	2,159,648
PVH Corp.	11,970	1,322,685
Starbucks Corp.	39,760	2,152,606
The Home Depot, Inc.	23,820	3,065,158
Total Consumer Discretionary		17,200,773

CONSUMER STAPLES (8.9%)
Church & Dwight Co., Inc.	42,686	2,045,513
Constellation Brands, Inc. Cl. A	6,670	1,110,488
Costco Wholesale Corp.	18,625	2,840,499
Monster Beverage Corp.*	11,270	1,654,549
Spectrum Brands Holdings, Inc.	15,960	2,197,532
The Estee Lauder Companies, Inc. Cl. A	19,184	1,698,935
Total Consumer Staples		11,547,516

ENERGY (7.1%)
Anadarko Petroleum Corp.	45,630	2,891,117

	Shares	Value
Concho Resources, Inc.*	10,770	$1,479,259
Continental Resources, Inc.*	29,570	1,536,457
Newfield Exploration Co.*	22,450	975,677
Schlumberger Ltd.^	28,273	2,223,389
Total Energy		9,105,899

FINANCIALS (15.5%)
American Tower Corp.	24,460	2,772,052
BlackRock, Inc.	6,560	2,377,738
Citigroup, Inc.	78,679	3,716,009
CME Group, Inc.	16,520	1,726,670
Intercontinental Exchange, Inc.	8,350	2,249,156
Signature Bank*	24,370	2,886,627
Simon Property Group, Inc.	9,910	2,051,469
The Goldman Sachs Group, Inc.	13,630	2,198,110
Total Financials		19,977,831

HEALTH CARE (13.4%)
Alexion Pharmaceuticals, Inc.*	12,550	1,537,877
Allergan plc*^	11,190	2,577,169
Boston Scientific Corp.*	119,610	2,846,718

P / 6

	Shares	Value
Bristol-Myers Squibb Co.	33,230	$1,791,762
Shire plc - ADR^	16,770	3,251,032
UnitedHealth Group, Inc.	22,420	3,138,800
Universal Health Services, Inc. Cl. B.	17,400	2,144,028
Total Health Care		17,287,386

INDUSTRIALS (11.2%)
Cintas Corp.	19,550	2,201,330
Delta Air Lines, Inc.	62,950	2,477,712
Fortive Corp.	37,550	1,911,295
Ingersoll-Rand plc^	29,970	2,036,162
Pentair PLC^	20,880	1,341,331
Raytheon Co.	12,360	1,682,567
Union Pacific Corp.	29,038	2,832,076
Total Industrials		14,482,473

INFORMATION TECHNOLOGY (25.1%)
Alphabet, Inc. Cl. A*	6,286	5,054,321
Applied Materials, Inc.	75,430	2,274,214
Broadcom Ltd.^	8,330	1,437,092
Facebook, Inc. Cl. A*	30,030	3,851,948
FleetCor Technologies, Inc.*	5,720	993,736
Intel Corp.	74,490	2,811,997
MasterCard, Inc. Cl. A	20,350	2,071,020
Microsoft Corp.	86,840	5,001,984
NXP Semiconductors NV*^	18,440	1,881,064
salesforce.com, Inc.*	23,940	1,707,640
Total System Services, Inc.	24,850	1,171,678
Visa, Inc. Cl. A	51,170	4,231,759
Total Information Technology		32,488,453

MATERIALS (5.2%)
Axalta Coating Systems Ltd.*^	45,610	1,289,395
PPG Industries, Inc.	10,910	1,127,658
The Sherwin-Williams Co.	8,300	2,296,278
Vulcan Materials Co.	18,140	2,063,062
Total Materials		6,776,393

TOTAL COMMON STOCKS
(Cost $101,368,144)		$128,866,724

SHORT TERM INVESTMENT (0.5%)
	Shares	Value
MONEY MARKET MUTUAL FUND (0.5%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio 0.22%**	636,880	$636,880

TOTAL SHORT TERM INVESTMENT
(Cost $636,880)		$636,880

TOTAL INVESTMENTS (100.2%)
(Cost $102,005,024)		$129,503,604

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.2%)		(232,059)

TOTAL NET ASSETS (100.0%)		$129,271,545

ADR - American Depository Receipt

*Non-income producing security.

**Rate quoted is seven-day yield at period end.

^U.S. Dollar denominated foreign security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a

service mark of MSCI and S&P and has been licensed for use by Rainier Investment Management, LLC.

The accompanying notes are an integral part of these financial statements.

P / 7

SCHEDULES OF INVESTMENTS September 30, 2016 (Unaudited)

Rainier Mid Cap Equity Fund

Sector Representation as of September 30, 2016 (% of net assets)

COMMON STOCKS (98.5%)
	Shares	Value
CONSUMER DISCRETIONARY (15.6%)
Brunswick Corp.	50,020	$2,439,976
Burlington Stores, Inc.*	31,070	2,517,291
Carter’s, Inc.	21,090	1,828,714
Coach, Inc.	60,520	2,212,611
Dollar Tree, Inc.*	41,840	3,302,431
Helen of Troy Ltd.*^	21,820	1,880,229
Lennar Corp. Cl. A	79,270	3,356,292
Live Nation Entertainment, Inc.*	80,010	2,198,675
Mohawk Industries, Inc.*	31,290	6,268,639
Newell Brands, Inc.	77,450	4,078,517
Thor Industries, Inc.	32,110	2,719,717
Tractor Supply Co.	45,200	3,044,220
Ulta Salon Cosmetics & Fragrance, Inc.*	12,180	2,898,596
Total Consumer Discretionary		38,745,908

CONSUMER STAPLES (6.6%)
Casey’s General Stores, Inc.	35,080	4,214,862
Constellation Brands, Inc. Cl. A	9,250	1,540,033
Pinnacle Foods, Inc.	85,370	4,283,013
Snyder’s-Lance, Inc.	96,230	3,231,403
Spectrum Brands Holdings, Inc.	22,280	3,067,733
Total Consumer Staples		16,337,044

	Shares	Value
ENERGY (6.8%)
Concho Resources, Inc.*	19,480	$2,675,578
Continental Resources, Inc.*	15,430	801,743
Devon Energy Corp.	95,540	4,214,269
Diamondback Energy, Inc.*	29,240	2,822,830
Newfield Exploration Co.*	144,870	6,296,050
Total Energy		16,810,470

FINANCIALS (17.7%)
Bank of the Ozarks, Inc.	82,970	3,186,048
Brixmor Property Group, Inc.	220,560	6,129,362
Equinix, Inc.	15,690	5,652,323
Extra Space Storage, Inc.	42,120	3,344,749
First Republic Bank	25,030	1,930,063
Healthcare Trust of America, Inc. Cl. A.	48,900	1,595,118
Hudson Pacific Properties, Inc.	87,320	2,870,208
Intercontinental Exchange, Inc.	13,360	3,598,650
Old Republic International Corp.	121,460	2,140,125
Progressive Corp.	44,440	1,399,860
Prologis, Inc.	63,730	3,412,104

P / 8

	Shares	Value
Signature Bank*	20,610	$2,441,255
Synovus Financial Corp.	68,890	2,240,992
Western Alliance Bancorp*	104,780	3,933,441
Total Financials		43,874,298

HEALTH CARE (10.6%)
Acadia Healthcare Co., Inc.*	44,370	2,198,533
Akorn, Inc.*	103,040	2,808,870
Boston Scientific Corp.*	106,180	2,527,084
DENTSPLY SIRONA, Inc.	32,390	1,924,938
Envision Healthcare Holdings, Inc.*	59,440	1,323,729
MEDNAX, Inc.*	37,860	2,508,225
NuVasive, Inc.*	52,880	3,524,981
Perrigo Co. plc^	13,110	1,210,446
PRA Health Sciences, Inc.*	25,910	1,464,174
Teleflex, Inc.	11,530	1,937,617
Universal Health Services, Inc. Cl. B.	25,200	3,105,144
VCA, Inc.*	23,320	1,631,934
Total Health Care		26,165,675

INDUSTRIALS (11.0%)
A.O. Smith Corp.	47,620	4,704,380
Acuity Brands, Inc.	5,740	1,518,804
AMETEK, Inc.	34,610	1,653,666
Dycom Industries, Inc.*	8,790	718,846
Fortive Corp.	25,600	1,303,040
JetBlue Airways Corp.*	157,130	2,708,921
Oshkosh Corp.	50,620	2,834,720
Quanta Services, Inc.*	79,380	2,221,846
Snap-On, Inc.	18,150	2,758,074
Tetra Tech, Inc.	75,350	2,672,664
The Middleby Corp.*	34,630	4,280,961
Total Industrials		27,375,922

INFORMATION TECHNOLOGY (19.9%)
Broadcom Ltd.^	7,030	1,212,816
Cadence Design Systems, Inc.*	107,490	2,744,220
CoStar Group, Inc.*	19,390	4,198,517
Euronet Worldwide, Inc.*	40,210	3,290,384

	Shares	Value
FleetCor Technologies, Inc.*	7,210	$1,252,593
Fortinet, Inc.*	72,420	2,674,471
Gartner, Inc.*	15,570	1,377,166
Lam Research Corp.	17,450	1,652,690
M/A-COM Technology Solutions Holdings, Inc.*	72,330	3,062,452
Marvell Technology Group Ltd.^	180,270	2,392,183
MAXIMUS, Inc.	40,920	2,314,435
Microsemi Corp.*	66,310	2,783,694
NXP Semiconductors NV*^	29,440	3,003,174
ON Semiconductor Corp.*	298,580	3,678,506
Palo Alto Networks, Inc.*	19,270	3,070,289
Skyworks Solutions, Inc.	41,160	3,133,922
Total System Services, Inc.	64,450	3,038,818
Tyler Technologies, Inc.*	26,210	4,487,938
Total Information Technology		49,368,268

MATERIALS (6.8%)
Axalta Coating Systems Ltd.*^	72,720	2,055,794
Eagle Materials, Inc.	65,830	5,088,659
The Sherwin-Williams Co.	7,000	1,936,620
Vulcan Materials Co.	67,730	7,702,933
Total Materials		16,784,006

UTILITIES (3.5%)
American Water Works Co., Inc.	36,990	2,768,332
Edison International	30,610	2,211,573
MDU Resources Group, Inc.	144,360	3,672,518
Total Utilities		8,652,423

TOTAL COMMON STOCKS
(Cost $200,602,141)		$244,114,014

The accompanying notes are an integral part of these financial statements.

P / 9

SCHEDULES OF INVESTMENTS September 30, 2016 (Unaudited)

Rainier Mid Cap Equity Fund

continued

SHORT TERM INVESTMENT (2.0%)
	Shares	Value
MONEY MARKET MUTUAL FUND (2.0%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio 0.22%**	5,078,189	$5,078,189

TOTAL SHORT TERM INVESTMENT
(Cost $5,078,189)		$5,078,189

TOTAL INVESTMENTS (100.5%)
(Cost $205,680,330)		$249,192,203

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.5%)		(1,192,962)

TOTAL NET ASSETS (100.0%)		$247,999,241

*Non-income producing security.

**Rate quoted is seven-day yield at period end.

^U.S. Dollar denominated foreign security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a

service mark of MSCI and S&P and has been licensed for use by Rainier Investment Management, LLC.

P / 10

SCHEDULES OF INVESTMENTS September 30, 2016 (Unaudited)

Rainier Small/Mid Cap Equity Fund

Sector Representation as of September 30, 2016 (% of net assets)

COMMON STOCKS (98.9%)
	Shares	Value
CONSUMER DISCRETIONARY (13.1%)
Brunswick Corp.	80,750	$3,938,985
Burlington Stores, Inc.*	54,010	4,375,890
Carter’s, Inc.	40,880	3,544,705
Coach, Inc.	98,350	3,595,676
Dollar Tree, Inc.*	60,480	4,773,686
G-III Apparel Group Ltd.*	76,210	2,221,522
Helen of Troy Ltd.*^	36,680	3,160,716
Lennar Corp. Cl. A	105,870	4,482,536
Live Nation Entertainment, Inc.*	68,440	1,880,731
Mohawk Industries, Inc.*	42,610	8,536,487
Norwegian Cruise Line Holdings Ltd.*^	80,270	3,026,179
Oxford Industries, Inc.	60,620	4,103,974
Thor Industries, Inc.	61,290	5,191,263
Tractor Supply Co.	43,540	2,932,419
Ulta Salon Cosmetics & Fragrance, Inc.*	23,080	5,492,578
Total Consumer Discretionary		61,257,347

CONSUMER STAPLES (4.6%)
Casey’s General Stores, Inc.	62,460	7,504,569
Pinnacle Foods, Inc.	159,630	8,008,637
Snyder’s-Lance, Inc.	175,190	5,882,880
Total Consumer Staples		21,396,086

	Shares	Value
ENERGY (5.3%)
Carrizo Oil & Gas, Inc.*	54,490	$2,213,384
Diamondback Energy, Inc.*	41,210	3,978,413
Matador Resources Co.*	206,930	5,036,676
Newfield Exploration Co.*	304,830	13,247,912
Total Energy		24,476,385

FINANCIALS (19.1%)
Bank of the Ozarks, Inc.	169,840	6,521,856
Brixmor Property Group, Inc.	279,320	7,762,303
East West Bancorp, Inc.	64,000	2,349,440
Equinix, Inc.	25,070	9,031,467
Evercore Partners, Inc. Cl. A	139,990	7,210,885
First Republic Bank	48,110	3,709,762
HomeStreet, Inc.*	107,660	2,697,960
Hudson Pacific Properties, Inc.	125,420	4,122,555
Monmouth Real Estate Investment Corp. Cl. A	391,350	5,584,565
National Storage Affiliates Trust	133,340	2,792,140
Old Republic International Corp.	189,970	3,347,271

The accompanying notes are an integral part of these financial statements.

P / 11

SCHEDULES OF INVESTMENTS September 30, 2016 (Unaudited)

Rainier Small/Mid Cap Equity Fund

continued

	Shares	Value
Physicians Realty Trust	330,550	$7,120,047
Retail Opportunity Investments Corp.	237,090	5,206,496
Signature Bank*	41,410	4,905,015
STAG Industrial, Inc.	157,250	3,854,197
Stifel Financial Corp.*	53,550	2,058,998
Synovus Financial Corp.	108,380	3,525,601
Western Alliance Bancorp*	197,050	7,397,257
Total Financials		89,197,815

HEALTH CARE (13.2%)
Acadia Healthcare Co., Inc.*	82,960	4,110,668
Akorn, Inc.*	183,290	4,996,485
Amedisys, Inc.*	100,340	4,760,130
AMN Healthcare Services, Inc.*	217,260	6,924,076
Envision Healthcare Holdings, Inc.*	110,790	2,467,293
Ionis Pharmaceuticals, Inc.*	99,940	3,661,802
MEDNAX, Inc.*	73,090	4,842,212
Natus Medical, Inc.*	101,250	3,978,112
NuVasive, Inc.*	89,280	5,951,405
Perrigo Co. plc^	26,770	2,471,674
PRA Health Sciences, Inc.*	49,000	2,768,990
Teleflex, Inc.	36,330	6,105,257
Universal Health Services, Inc. Cl. B.	48,210	5,940,436
VCA, Inc.*	39,770	2,783,105
Total Health Care		61,761,645

INDUSTRIALS (14.8%)
A.O. Smith Corp.	79,010	7,805,398
Acuity Brands, Inc.	10,850	2,870,910
Apogee Enterprises, Inc.	65,830	2,941,943
Astec Industries, Inc.	90,740	5,432,604
Comfort Systems USA, Inc.	72,490	2,124,682
Dycom Industries, Inc.*	33,450	2,735,541
Granite Construction, Inc.	108,130	5,378,386
JetBlue Airways Corp.*	272,180	4,692,383
Lennox International, Inc.	17,960	2,820,259

	Shares	Value
Masonite International Corp.*^	55,070	$3,423,702
Mercury Systems, Inc.*	210,430	5,170,265
On Assignment, Inc.*	120,400	4,369,316
Oshkosh Corp.	58,530	3,277,680
Quanta Services, Inc.*	128,090	3,585,239
Snap-On, Inc.	19,740	2,999,690
Tetra Tech, Inc.	135,480	4,805,476
The Middleby Corp.*	38,990	4,819,944
Total Industrials		69,253,418

INFORMATION TECHNOLOGY (21.1%)
Cadence Design Systems, Inc.*	209,420	5,346,493
CoStar Group, Inc.*	25,930	5,614,623
Euronet Worldwide, Inc.*	58,700	4,803,421
Finisar Corp.*	214,370	6,388,226
Fortinet, Inc.*	121,760	4,496,597
Gartner, Inc.*	28,680	2,536,746
Lam Research Corp.	33,090	3,133,954
Lumentum Holdings, Inc.*	183,710	7,673,567
M/A-COM Technology Solutions Holdings, Inc.*	97,370	4,122,646
Microsemi Corp.*	71,760	3,012,485
ON Semiconductor Corp.*	464,020	5,716,726
Orbotech Ltd.*^	126,010	3,731,156
OSI Systems, Inc.*	95,420	6,238,560
Palo Alto Networks, Inc.*	28,290	4,507,446
Proofpoint, Inc.*	66,230	4,957,315
RingCentral, Inc. Cl. A*	281,970	6,671,410
Skyworks Solutions, Inc.	69,080	5,259,751
Stamps.com, Inc.*	23,570	2,227,601
Total System Services, Inc.	101,030	4,763,564
Tyler Technologies, Inc.*	42,100	7,208,783
Total Information Technology		98,411,070

MATERIALS (5.5%)
Axalta Coating Systems Ltd.*^	100,290	2,835,198
Eagle Materials, Inc.	113,660	8,785,918
PolyOne Corp.	77,210	2,610,470
Vulcan Materials Co.	101,160	11,504,927
Total Materials		25,736,513

P / 12

	Shares	Value
UTILITIES (2.2%)
American Water Works Co., Inc.	54,710	$4,094,496
MDU Resources Group, Inc.	243,120	6,184,973
Total Utilities		10,279,469

TOTAL COMMON STOCKS
(Cost $394,936,697)		$461,769,748

SHORT TERM INVESTMENT (0.4%)
MONEY MARKET MUTUAL FUND (0.4%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio 0.22%**	1,926,020	1,926,020

TOTAL SHORT TERM INVESTMENT
(Cost $1,926,020)		$1,926,020

TOTAL INVESTMENTS (99.3%)
(Cost $396,862,717)		$463,695,768

OTHER ASSETS IN EXCESS OF LIABILITIES (0.7%)		3,293,005

TOTAL NET ASSETS (100.0%)		$466,988,773

*Non-income producing security.

**Rate quoted is seven-day yield at period end.

^U.S. Dollar denominated foreign security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by Rainier Investment Management, LLC.

The accompanying notes are an integral part of these financial statements.

P / 13

SCHEDULES OF INVESTMENTS September 30, 2016 (Unaudited)

MN Rainier Intermediate Fixed Income Fund

Investment Allocation as of September 30, 2016 (% of net assets)

DEBT SECURITIES (98.2%)
	Principal Amount	Value
CORPORATE BONDS (47.0%)
AUTO COMPONENTS (1.6%)
Magna International, Inc.^
3.625%, 06/15/2024	$765,000	$805,462
Total Auto Components		805,462

BANKS (12.4%)
Bank of America Corp.
5.650%, 05/01/2018	1,345,000	1,427,272
HSBC Holdings plc^
4.000%, 03/30/2022	1,360,000	1,450,070
The Bear Stearns & Co., Inc.
5.550%, 01/22/2017	2,250,000	2,279,651
Wachovia Corp.
5.625%, 10/15/2016	1,220,000	1,221,541
Total Banks		6,378,534

BEVERAGES (1.9%)
Anheuser-Busch InBev Worldwide, Inc.
7.750%, 01/15/2019	565,000	643,086
PepsiCo, Inc.
3.100%, 07/17/2022	300,000	321,218
Total Beverages		964,304

CAPITAL MARKETS (7.1%)
Morgan Stanley
4.750%, 03/22/2017	1,395,000	1,418,137

	Principal Amount	Value
TD Ameritrade Holding Corp.
2.950%, 04/01/2022	$310,000	$323,262
The Goldman Sachs Group, Inc.
5.950%, 01/18/2018	1,352,000	1,426,853
7.500%, 02/15/2019	425,000	480,627
Total Capital Markets		3,648,879

COMMUNICATIONS EQUIPMENT (1.7%)
Cisco Systems, Inc.
4.450%, 01/15/2020	780,000	854,097
Total Communications Equipment		854,097

CONSTRUCTION & ENGINEERING (0.6%)
Fluor Corp.
3.500%, 12/15/2024	300,000	320,000
Total Construction & Engineering		320,000

DIVERSIFIED FINANCIAL SERVICES (3.2%)
General Electric Capital Corp.
5.625%, 09/15/2017	1,600,000	1,668,571
Total Diversified Financial Services		1,668,571

P / 14

	Principal Amount	Value
DIVERSIFIED TELECOMMUNICATION SERVICES (2.7%)
AT&T, Inc.
5.200%, 03/15/2020	$625,000	$693,540
Verizon Communications, Inc.
4.150%, 03/15/2024	625,000	690,961
Total Diversified Telecommunication Services		1,384,501

ENERGY EQUIPMENT AND SERVICES (1.8%)
Schlumberger Investment SA^
3.650%, 12/01/2023	855,000	925,985
Total Energy Equipment and Services		925,985

INSURANCE (1.8%)
Assured Guaranty US Holdings, Inc.
5.000%, 07/01/2024	840,000	940,029
Total Insurance		940,029

IT SERVICES (0.6%)
Automatic Data Processing, Inc.
2.250%, 09/15/2020	310,000	319,892
Total IT Services		319,892

MEDIA (2.7%)
Comcast Corp.
3.375%, 02/15/2025	1,295,000	1,387,534
Total Media		1,387,534

MULTILINE RETAIL (1.3%)
Dollar General Corp.
3.250%, 04/15/2023	625,000	646,176
Total Multiline Retail		646,176

OIL, GAS & CONSUMABLE FUELS (4.8%)
Chevron Corp.
1.790%, 11/16/2018	920,000	929,815
Kinder Morgan Energy Partners LP
4.300%, 05/01/2024	935,000	968,451
Petroleos Mexicanos^
4.500%, 01/23/2026	325,000	315,997

	Principal Amount	Value
TransCanada PipeLines Ltd.^
3.750%, 10/16/2023	$245,000	$261,846
Total Oil, Gas & Consumable Fuels		2,476,109

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.6%)
Intel Corp.
2.450%, 07/29/2020	465,000	481,411
QUALCOMM, Inc.
2.250%, 05/20/2020	315,000	321,805
Total Semiconductors & Semiconductor Equipment		803,216

TRADING COMPANIES & DISTRIBUTORS (1.2%)
Air Lease Corp.
3.375%, 06/01/2021	620,000	644,701
Total Trading Companies & Distributors		644,701

TOTAL CORPORATE BONDS
(Cost $23,706,441)		$24,167,990

U.S. GOVERNMENT AGENCY (8.2%)
Federal Home Loan Mortgage Corp.
2.375%, 01/13/2022	4,000,000	4,215,292

TOTAL U.S. GOVERNMENT AGENCY
(Cost $4,209,536)		4,215,292

U.S. TREASURY OBLIGATIONS (43.0%)

U.S. TREASURY INFLATION PROTECTED SECURITIES (3.7%)†
0.125%, 04/15/2020	1,880,526	1,917,780

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES
(Cost $1,909,186)		$1,917,780

The accompanying notes are an integral part of these financial statements.

P / 15

SCHEDULES OF INVESTMENTS September 30, 2016 (Unaudited)

MN Rainier Intermediate Fixed Income Fund

continued

	Principal Amount	Value
U.S. TREASURY NOTES (39.3%)
0.125%, 04/15/2018	$1,270,069	$1,284,244
1.125%, 01/15/2019	3,610,000	3,634,747
1.625%, 04/30/2019	3,120,000	3,180,999
1.375%, 01/31/2021	4,210,000	4,256,706
1.750%, 01/31/2023	5,170,000	5,292,989
2.250%, 11/15/2025	2,405,000	2,539,247

TOTAL U.S. TREASURY NOTES
(Cost $20,013,691)		$20,188,932

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $21,922,877)		$22,106,712

TOTAL DEBT SECURITIES
(Cost $49,838,854)		$50,489,994

SHORT TERM INVESTMENT (0.9%)
	Shares
MONEY MARKET FUNDS (0.9%)
First American Treasury Obligations Fund Cl. Z
0.21%*	475,462	475,462

TOTAL SHORT TERM INVESTMENT
(Cost $475,462)		$475,462

TOTAL INVESTMENTS (99.1%)
(Cost $50,314,316)		$50,965,456

OTHER ASSETS IN EXCESS OF LIABILITIES (0.9%)		446,695

TOTAL NET ASSETS (100.0%)		$51,412,151

† Principal amount of security is adjusted for inflation.

* Rate quoted is seven-day yield at period end.

^ U.S. Dollar denominated foreign security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by Rainier Investment Management, LLC.

P / 16

SCHEDULES OF INVESTMENTS September 30, 2016 (Unaudited)

Rainier International Discovery Fund

Sector Representation as of September 30, 2016 (% of net assets)

COMMON STOCKS (95.1%)
	Shares	Value
AUSTRALIA (1.7%)
Burson Group Ltd.	583,730	$2,707,356
Domino’s Pizza Enterprises Ltd.	27,250	1,466,581
Total Australia		4,173,937

AUSTRIA (0.7%)
ams AG	49,960	1,619,907
Total Austria		1,619,907

BELGIUM (2.4%)
Melexis NV	36,790	2,640,462
Umicore SA	50,130	3,144,001
Total Belgium		5,784,463

BRAZIL (2.4%)
Cosan SA Industria e Comercio	150,100	1,736,317
Fleury SA	144,800	1,733,334
Raia Drogasil SA	115,300	2,370,419
Total Brazil		5,840,070

CANADA (6.5%)
Canadian Apartment Properties	74,300	1,734,110
Chartwell Retirement Residences	188,300	2,267,723
Dollarama, Inc.	56,240	4,390,917

	Shares	Value
NorthWest Healthcare Properties	190,980	$1,522,658
Raging River Exploration, Inc.*	319,800	2,622,850
Tourmaline Oil Corp.*	115,900	3,139,667
Total Canada		15,677,925

CHINA (0.6%)
China Biologic Products, Inc.*	11,810	1,470,109
Total China		1,470,109

DENMARK (4.6%)
Ambu A/S	34,160	1,834,813
Chr. Hansen Holdings A/S	32,130	1,909,990
Royal Unibrew A/S	109,280	5,391,536
SimCorp A/S	33,530	1,947,683
Total Denmark		11,084,022

FINLAND (3.3%)
Amer Sports OYJ	75,770	2,316,876
Huhtamaki OYJ	121,170	5,643,411
Total Finland		7,960,287

FRANCE (6.9%)
Alten SA	22,870	1,599,017
BioMerieux	17,980	2,680,266
Eurofins Scientific SA	8,105	3,681,525

The accompanying notes are an integral part of these financial statements.

P / 17

SCHEDULES OF INVESTMENTS September 30, 2016 (Unaudited)

Rainier International Discovery Fund

continued

	Shares	Value
Orpea	53,550	$4,745,081
Teleperformance	37,220	3,969,147
Total France		16,675,036

GERMANY (7.7%)
ADO Properties SA	65,430	2,616,642
Duerr AG	31,620	2,654,092
KION Group AG	24,610	1,592,950
Nemetschek AG	38,940	2,386,206
PATRIZIA Immobilien AG	106,307	2,326,910
Sartorius AG	35,720	2,972,554
Sixt SE	33,270	1,874,308
Wirecard AG	46,663	2,424,386
Total Germany		18,848,048

HONG KONG (2.5%)
Man Wah Holdings Ltd.	2,414,400	1,547,054
Techtronic Industries Co. Ltd.	1,174,000	4,586,174
Total Hong Kong		6,133,228

INDIA (3.8%)
Aurobindo Pharma Ltd.	143,840	1,848,121
Indiabulls Housing Finance Ltd.	200,510	2,491,769
Kajaria Ceramics Ltd.	86,210	1,798,718
Supreme Industries Ltd.	103,610	1,411,916
Voltas Ltd.	295,580	1,683,003
Total India		9,233,527

INDONESIA (1.0%)
Kalbe Farma Tbk	18,987,400	2,495,088
Total Indonesia		2,495,088

IRELAND (1.8%)
Greencore Group plc	537,620	2,337,872
Kingspan Group plc	74,590	2,009,311
Total Ireland		4,347,183

ISLE OF MAN (0.9%)
GVC Holdings plc	220,790	2,123,421
Total Isle of Man		2,123,421

	Shares	Value
ITALY (4.1%)
Brembo SpA	38,300	$2,284,602
DiaSorin SpA	43,600	2,801,559
Prysmian SpA	185,320	4,854,764
Total Italy		9,940,925

JAPAN (15.9%)
Asahi Intecc Co. Ltd.	38,100	1,730,196
Daifuku Co. Ltd.	106,500	1,930,349
Dip Corp.	65,400	2,012,208
Ezaki Glico Co. Ltd.	38,800	2,341,660
Harmonic Drive Systems, Inc.	67,900	1,964,584
Hoshizaki Electric Co. Ltd.	23,900	2,163,621
Lion Corp.	203,000	3,267,058
M3, Inc.	81,900	2,778,324
MISUMI Group, Inc.	109,600	2,036,255
Nihon M&A Center, Inc.	63,400	1,947,547
Park24 Co. Ltd.	59,800	1,934,264
Pigeon Corp.	59,500	1,783,738
Ryohin Keikaku Co. Ltd.	8,400	1,684,059
Santen Pharmaceutical Co. Ltd.	134,300	1,964,074
Seria Co. Ltd.	41,100	3,287,027
Temp Holdings Co. Ltd.	110,800	1,928,524
Tsuruha Holdings, Inc.	21,400	2,456,447
Yaskawa Electric Corp.	93,300	1,378,269
Total Japan		38,588,204

MEXICO (1.3%)
Alsea S.A.B. de C.V.	927,200	3,137,410
Total Mexico		3,137,410

NETHERLANDS (3.0%)
Core Laboratories NV	9,810	1,101,957
Euronext NV	51,530	2,198,820
Koninklijke Wessanen NV	310,330	3,984,623
Total Netherlands		7,285,400

NEW ZEALAND (0.7%)
Fisher & Paykel Healthcare Corp. Ltd.	249,070	1,815,421
Total New Zealand		1,815,421

P / 18

	Shares	Value
POLAND (0.5%)
KRUK SA	20,160	$1,254,761
Total Poland		1,254,761

SINGAPORE (0.9%)
Raffles Medical Group Ltd.	1,907,800	2,140,452
Total Singapore		2,140,452

SWEDEN (5.0%)
Attendo AB	174,550	1,688,773
Avanza Bank Holding AB	36,490	1,441,939
Hexpol AB	189,910	1,702,345
NetEnt AB	262,400	2,401,082
Saab AB	85,980	3,060,835
Thule Group AB	102,540	1,751,074
Total Sweden		12,046,048

SWITZERLAND (4.9%)
Bachem Holding AG	12,660	1,191,070
Georg Fischer AG	2,800	2,449,820
Temenos Group AG	26,510	1,670,007
U-Blox AG	8,380	1,810,563
VAT Group AG*	27,880	2,363,271
Ypsomed Holding AG	12,030	2,465,438
Total Switzerland		11,950,169

TAIWAN (2.3%)
Advantech Co. Ltd.	251,000	2,154,025
Hota Industrial Manufacturing Co., Ltd.	330,000	1,605,494
Poya International Co. Ltd.	128,074	1,904,019
Total Taiwan		5,663,538

THAILAND (1.5%)
Krungthai Card PCL	502,800	2,140,346
Thai Union Group PCL	2,593,300	1,601,634
Total Thailand		3,741,980

UNITED KINGDOM (8.2%)
Babcock International Group plc	127,850	1,715,118
Crest Nicholson Holdings plc	231,530	1,354,333

	Shares	Value
Dechra Pharmaceuticals plc	104,820	$1,892,553
Domino’s Pizza Group plc	584,340	2,828,844
JD Sports Fashion plc	105,190	2,013,760
Rightmove plc	50,990	2,790,333
Rotork plc	499,970	1,368,645
St. James’s Place plc	259,210	3,185,025
The Weir Group plc	127,750	2,814,898
Total United Kingdom		19,963,509

TOTAL COMMON STOCKS
(Cost $201,903,616)		$230,994,068

SHORT TERM INVESTMENT (4.7%)
MONEY MARKET MUTUAL FUND (4.7%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio 0.22%**	11,300,948	11,300,948

TOTAL SHORT TERM INVESTMENT
(Cost $11,300,948)		$11,300,948

TOTAL INVESTMENTS (99.8%)
(Cost $213,204,564)		$242,295,016

OTHER ASSETS IN EXCESS OF LIABILITIES (0.2%)		544,679

TOTAL NET ASSETS (100.0%)		$242,839,695

The accompanying notes are an integral part of these financial statements.

P / 19

SCHEDULES OF INVESTMENTS September 30, 2016 (Unaudited)

Rainier International Discovery Fund

continued

Sector Diversification	Percentage
Health Care	19.0%
Industrials	19.0%
Consumer Discretionary	16.9%
Information Technology	11.1%
Consumer Staples	10.5%
Financials	6.0%
Materials	5.7%
Energy	3.5%
Real Estate	3.4%

TOTAL PORTFOLIO	95.1%

SHORT TERM INVESTMENTS AND OTHER ASSETS IN EXCESS OF LIABILITIES	4.9%

TOTAL NET ASSETS	100.0%

*Non-income producing security.

**Rate quoted is seven-day yield at period end.

Securities are classified by country of major operations.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by Rainier Investment Management, LLC.

P / 20

This page is intentionally left blank.

P / 21

Statements of Assets and Liabilities

Rainier Funds

September 30, 2016 (Unaudited)

	LARGE CAP EQUITY FUND	MID CAP EQUITY FUND
ASSETS
Investments in securities, at cost (Note 2)	$102,005,024	$205,680,330

Investment in securities, at value (Note 2)	$129,503,604	$249,192,203
Cash	–	–
Cash, denominated in foreign currency (cost $407,448)	–	–
Receivables
Investment securities sold	951,991	3,065,025
Dividends and interest	52,760	176,310
Fund shares sold	15,611	187,215
Foreign tax reclaims	492	–
Prepaid expenses	22,639	45,141

Total Assets	130,547,097	252,665,894

LIABILITIES
Payables
Investment securities purchased	740,564	3,279,678
Fund shares redeemed	49,625	767,324
Distributions to shareholders	–	–
Due to Investment Adviser (Note 3)	67,046	210,029
Due under Distribution Plan – Original Shares (Note 6)	22,925	14,650
Accrued expenses	54,528	203,421
Deferred trustees compensation (Note 3)	340,864	196,659

Total Liabilities	1,275,552	4,671,761

Net assets	$129,271,545	$247,994,133

COMPONENTS OF NET ASSETS
Paid-in capital	$70,265,897	$157,636,031
Accumulated undistributed net investment income (loss)	(166,744)	(1,236,320)
Accumulated undistributed net realized gain (loss) on investments	31,673,836	48,082,549
Net unrealized appreciation (depreciation) on:
Investments	27,498,580	43,511,873
Foreign currency	(24)	–

Net assets	$129,271,545	$247,994,133

Original shares
Net assets applicable to shares outstanding	$84,045,970	$47,297,928
Shares outstanding	4,120,907	1,049,698
Net asset value, offering and redemption price per share	$20.40	$45.06

Institutional shares
Net assets applicable to shares outstanding	$45,225,575	$200,696,205
Shares outstanding	2,159,377	4,295,525
Net asset value, offering and redemption price per share	$20.94	$46.72

Class A shares
Net assets applicable to shares outstanding	–	–
Shares outstanding	–	–
Net asset value, offering and redemption price per share	–	–
Maximum offering price per share	–	–

The accompanying notes are an integral part of these financial statements.

P / 22

SMALL/MID CAP EQUITY FUND	INTERMEDIATE FIXED INCOME FUND	INTERNATIONAL DISCOVERY FUND

$396,862,717	$50,314,316	$213,204,564

$463,695,768	$50,965,456	$242,295,016
–	–	1,619
–	–	407,196

12,356,659	–	1,348,661
255,884	329,470	193,533
89,141	472,212	987,008
–	–	83,503
44,149	21,373	52,241

476,441,601	51,788,511	245,368,777

7,713,329	267,274	1,927,227
427,627	2,897	289,437
–	3,223	–
343,974	12,036	171,099
89,829	1,469	48,971
187,668	22,324	79,702
690,401	67,137	12,646

9,452,828	376,360	2,529,082

$466,988,773	$51,412,151	$242,839,695

$350,237,817	$49,316,603	$223,775,761
(2,784,484)	(58,938)	312,978
52,702,389	1,503,346	(10,337,165)

66,833,051	651,140	29,090,452
–	–	(2,331)

$466,988,773	$51,412,151	$242,839,695

$278,053,276	$13,967,256	–
7,474,417	1,096,387	–
$37.20	$12.74	–

$188,935,497	$37,444,895	$115,730,381
4,811,963	2,938,860	6,921,980
$39.26	$12.74	$16.72

–	–	$127,109,314
–	–	7,655,905
–	–	$16.60
–	–	$17.61

The accompanying notes are an integral part of these financial statements.

P / 23

Statements of Operations

Rainier Funds

For the six months ending September 30, 2016 (Unaudited)

	LARGE CAP EQUITY FUND	MID CAP EQUITY FUND
INVESTMENT INCOME
Income
Dividends, net of foreign tax withholding of $1,403, $0, $0, $0, and $199,707 respectively	$897,332	$2,063,354
Interest	1,045	6,714

Total Income	898,377	2,070,068

Expenses
Investment advisory fees (Note 3)	499,076	2,100,334
Sub-transfer agent fees (Note 3)	76,917	384,892
Distribution fees – Original shares (Note 6)	108,038	72,085
Administration fees* (Note 3)	35,085	121,994
Trustee fees (Note 3)	29,520	60,596
Registration expense	14,784	27,373
Reports to shareholders	8,691	69,480
Compliance fees	7,280	27,661
Audit fees	11,247	22,735
Legal fees	2,657	10,307
Tax service fees	–	–
Interest expense (Note 2)	82	64
Miscellaneous expense	11,920	37,111

Total expenses	805,297	2,934,632
Less: fees waived and expenses absorbed (Note 3)	(49,908)	(144,485)

Net expenses	755,389	2,790,147

Net investment income (loss)	142,988	(720,079)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	10,445,272	49,833,410
Foreign currency	–	–
Net change in unrealized appreciation/depreciation on:
Investments	(4,038,741)	(29,641,313)
Foreign currency	(5)	–

Net realized and unrealized gain (loss) on investments	6,406,526	20,192,097

NET INCREASE/DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,549,514	$19,472,018

*Includes administrator, transfer agent, fund accounting and custody fees.

The accompanying notes are an integral part of these financial statements.

P / 24

SMALL/MID CAP EQUITY FUND	INTERMEDIATE FIXED INCOME FUND	INTERNATIONAL DISCOVERY FUND

$2,304,959	$ –	$1,827,928
3,351	731,135	13,044

2,308,310	731,135	1,840,972

2,405,780	151,846	1,027,803
283,820	5,668	106,691
430,900	7,973	148,420
139,750	14,844	105,634
86,332	9,131	12,876
18,990	17,258	29,182
38,453	1,103	14,384
28,270	3,206	10,356
18,850	9,002	11,670
9,452	500	2,233
–	–	6,232
486	–	–
52,630	2,411	4,808

3,513,713	222,942	1,480,289
–	(78,308)	(47,116)

3,513,713	144,634	1,433,173

(1,205,403)	586,501	407,799

32,440,185	955,875	(5,948,676)
–	–	(94,453)

(3,700,287)	(886,679)	15,063,448
–	–	15,022

28,739,898	69,196	9,035,341

$27,534,495	$655,697	$9,443,140

The accompanying notes are an integral part of these financial statements.

P / 25

Statements of Changes in Net Assets

Rainier Funds

September 30, 2016 (Unaudited)

	LARGE CAP EQUITY FUND
	SIX MONTHS ENDING SEPTEMBER 30, 2016	FISCAL YEAR ENDING MARCH 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations
Net investment income (loss)	$142,988	$30,977
Net realized gain / loss on investments and foreign currency	10,445,272	47,699,880
Net change in unrealized appreciation / depreciation on investments and foreign currency	(4,038,746)	(57,417,631)

Increase (decrease) in net assets resulting from operations	6,549,514	(9,686,774)

Distributions to shareholders
From net investment income
Original shares	–	–
Institutional shares	–	–
Class A shares	–	–
From net realized gain on investments sold
Original shares	–	(18,496,447)
Institutional shares	–	(19,459,786)
Class A shares	–	–

Decrease in net assets from distributions	–	(37,956,233)

Capital share transactions
Proceeds from shares sold
Original shares	1,132,874	6,879,825
Institutional shares	2,337,598	16,171,737
Class A shares	–	–
Proceeds from shares reinvested
Original shares	–	18,239,045
Institutional shares	–	19,309,039
Class A shares	–	–
Cost of shares redeemed
Original shares	(8,700,858)	(39,246,039)
Institutional shares	(42,237,453)	(154,769,357)
Class A shares	–	–

Net increase (decrease) from capital share transactions	(47,467,839)	(133,415,750)

Net increase (decrease) in net assets	(40,918,325)	(181,058,757)

NET ASSETS
Beginning of Year	170,189,870	351,248,627

End of Year	$129,271,545	$170,189,870

Accumulated undistributed net investment gain (loss)	$(166,744)	$(309,732)

Original shares
Shares sold	56,692	282,473
Shares issued on reinvestment of distributions	–	908,319
Shares redeemed	(434,709)	(1,640,049)

Net increase (decrease) in shares outstanding	(378,017)	(449,257)

Institutional shares
Shares sold	114,553	699,833
Shares issued on reinvestment of distributions	–	939,156
Shares redeemed	(2,104,268)	(6,205,081)

Net increase (decrease) in shares outstanding	(1,989,715)	(4,566,092)

Class A shares
Shares sold	–	–
Shares issued on reinvestment of distributions	–	–
Shares redeemed	–	–

Net increase (decrease) in shares outstanding	–	–

The accompanying notes are an integral part of these financial statements.

P / 26

MID CAP EQUITY FUND		SMALL/MID CAP EQUITY FUND
SIX MONTHS ENDING SEPTEMBER 30, 2016	FISCAL YEAR ENDING MARCH 31, 2016	SIX MONTHS ENDING SEPTEMBER 30, 2016	FISCAL YEAR ENDING MARCH 31, 2016

$(720,079)	$(2,867,775)	$(1,205,403)	$(5,286,716)
49,833,410	68,845,166	32,440,185	127,310,902
(29,641,313)	(134,509,304)	(3,700,287)	(209,349,593)

19,472,018	(68,531,913)	27,534,495	(87,325,407)

–	–	–	–
–	–	–	–
–	–	–	–

–	(8,327,545)	–	(54,740,735)
–	(58,746,931)	–	(42,360,035)
–	–	–	–

–	(67,074,476)	–	(97,100,770)

1,970,404	7,727,827	6,100,602	40,345,777
21,595,145	111,506,323	6,233,690	37,926,184
–	–	–	–

–	7,972,117	–	54,033,792
–	58,028,585	–	42,277,912
–	–	–	–

(19,476,775)	(37,344,645)	(116,960,518)	(225,638,849)
(341,988,702)	(414,769,092)	(73,515,860)	(428,105,440)
–	–	–	–

(337,899,928)	(266,878,885)	(178,142,086)	(479,160,624)

(318,427,910)	(402,485,274)	(150,607,591)	(663,586,801)

566,422,043	968,907,317	617,596,364	1,281,183,165

$247,994,133	$566,422,043	$466,988,773	$617,596,364

$(1,236,320)	$(516,241)	$(2,784,484)	$(1,579,081)

44,791	157,069	169,307	966,626
–	176,452	–	1,440,517
(435,784)	(767,476)	(3,193,718)	(5,358,009)

(390,993)	(433,955)	(3,024,411)	(2,950,866)

473,808	2,203,937	164,053	905,802
–	1,241,253	–	1,070,327
(7,474,087)	(7,836,018)	(1,916,148)	(9,666,185)

(7,000,279)	(4,390,828)	(1,752,095)	(7,690,056)

–	–	–	–
–	–	–	–
–	–	–	–

–	–	–	–

The accompanying notes are an integral part of these financial statements.

P / 27

Statements of Changes in Net Assets

Rainier Funds

September 30, 2016 (Unaudited)

	INTERMEDIATE FIXED INCOME FUND
	SIX MONTHS ENDING SEPTEMBER 30, 2016	FISCAL YEAR ENDING MARCH 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations
Net investment income (loss)	$586,501	$1,345,455
Net realized gain / loss on investments and foreign currency	955,875	710,815
Net change in unrealized appreciation / depreciation on investments and foreign currency	(886,679)	(865,588)

Increase (decrease) in net assets resulting from operations	655,697	1,190,682

Distributions to shareholders
From net investment income
Original shares	(143,894)	(695,898)
Institutional shares	(440,398)	(657,108)
Class A shares	–	–
From net realized gain on investments sold
Original shares	–	(277,795)
Institutional shares	–	(473,931)
Class A shares	–	–

Decrease in net assets from distributions	(584,292)	(2,104,732)

Capital share transactions
Proceeds from shares sold
Original shares	3,850,968	5,775,782
Institutional shares	8,368,229	39,318,717
Class A shares	–	–
Proceeds from shares reinvested
Original shares	142,018	965,962
Institutional shares	438,262	1,131,039
Class A shares	–	–
Cost of shares redeemed
Original shares	(11,463,815)	(45,001,716)
Institutional shares	(10,559,731)	(12,062,177)
Class A shares	–	–

Net increase (decrease) from capital share transactions	(9,224,069)	(9,872,393)

Net increase (decrease) in net assets	(9,152,664)	(10,786,443)

NET ASSETS
Beginning of Year	60,564,815	71,351,258

End of Year	$51,412,151	$60,564,815

Accumulated undistributed net investment gain (loss)	$(58,938)	$(61,147)

Original shares
Shares sold	301,618	453,953
Shares issued on reinvestment of distributions	11,135	76,260
Shares redeemed	(899,093)	(3,517,045)

Net increase (decrease) in shares outstanding	(586,340)	(2,986,832)

Institutional shares
Shares sold	656,378	3,072,313
Shares issued on reinvestment of distributions	34,367	89,656
Shares redeemed	(829,627)	(953,052)

Net increase (decrease) in shares outstanding	(138,882)	2,208,917

Class A shares
Shares sold	–	–
Shares issued on reinvestment of distributions	–	–
Shares redeemed	–	–

Net increase (decrease) in shares outstanding	–	–

The accompanying notes are an integral part of these financial statements.

P / 28

INTERNATIONAL DISCOVERY FUND
SIX MONTHS ENDING SEPTEMBER 30, 2016	FISCAL YEAR ENDING MARCH 31, 2016

$407,799	$(250,314)
(6,043,129)	(4,203,255)

15,078,470	5,468,116

9,443,140	1,014,547

–	–
–	–
–	–

–	–
–	(36,790)
–	(18,881)

–	(55,671)

–	–
49,270,407	55,577,422
37,183,717	112,992,149

–	–
–	24,445
–	18,715

–	–
(14,382,175)	(20,014,580)
(15,243,859)	(17,402,545)

56,828,090	131,195,606

66,271,230	132,154,482

176,568,465	44,413,983

$242,839,695	$176,568,465

$312,978	$(94,821)

–	–
–	–
–	–

–	–

3,032,294	3,471,861
–	1,540
(893,664)	(1,292,931)

2,138,630	2,180,470

2,328,708	7,140,810
–	1,185
(947,891)	(1,129,470)

1,380,817	6,012,525

The accompanying notes are an integral part of these financial statements.

P / 29

Financial Highlights

The financial highlights table is intended to help you understand each Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

Rainier Funds

For a capital share outstanding throughout the period

LARGE CAP EQUITY FUND – INSTITUTIONAL SHARES

	Six Months Ending Sept. 30, 2016 (Unaudited)		Fiscal year ending March 31,
			2016	2015	2014	2013	2012

Net asset value, beginning of year	$19.93		$25.87	$29.84	$29.18	$27.60	$26.67

Income (loss) from investment operations:
Net investment income (loss)*	0.04		0.03	0.03	0.02	0.18	0.07

Net realized and unrealized gain/(loss) on investments	0.97		(1.26)	3.75	5.76	2.01	0.95

Total from investment operations	1.01		(1.23)	3.78	5.78	2.19	1.02

Less distributions:
From net investment income	–		–	0.00 §	(0.16)	(0.18)	(0.09)

From net realized gains	–		(4.71)	(7.75)	(4.96)	(0.43)	–

Total distributions	–		(4.71)	(7.75)	(5.12)	(0.61)	(0.09)

Net asset value, end of year	$20.94		$19.93	$25.87	$29.84	$29.18	$27.60

Total return	5.02	%†	(5.26%)	14.45%	20.42%	8.13%	3.91%

Ratios/supplemental data:
Net assets, end of year (in millions)	$45.2		$82.7	$225.4	$395.6	$458.3	$567.7

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	0.92	%‡	0.89%	0.92%	0.90%	0.94%	0.92%

After fees waived and expenses absorbed	0.86	%‡	0.82%	0.84%	0.83%	0.92%	n/a

Ratio of net investment income to average net assets, after fees waived and expenses absorbed	0.41	%‡	0.14%	0.10%	0.07%	0.67%	0.28%

Portfolio turnover rate**	39.39	%†	63.30%	76.67%	81.53%	84.93%	85.70%

†Not annualized.

‡Annualized.

*Computed using the average shares method.

§Amount is less than $0.01 per share.

**Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

P / 30

Rainier Funds

For a capital share outstanding throughout the period

LARGE CAP EQUITY FUND – ORIGINAL SHARES

	Six Months Ending Sept. 30, 2016 (Unaudited)		Fiscal year ending March 31,
			2016	2015	2014	2013	2012

Net asset value, beginning of year	$19.45		$25.43	$29.53	$28.91	$27.33	$26.44

Income (loss) from investment operations:
Net investment income (loss)*	0.01		(0.03)	(0.05)	(0.06)	0.09	0.01

Net realized and unrealized gain/(loss) on investments	0.94		(1.24)	3.70	5.70	2.01	0.95

Total from investment operations	0.95		(1.27)	3.65	5.64	2.10	0.96

Less distributions:
From net investment income	–		–	–	(0.06)	(0.09)	(0.07)

From net realized gains	–		(4.71)	(7.75)	(4.96)	(0.43)	–

Total distributions	–		(4.71)	(7.75)	(5.02)	(0.52)	(0.07)

Net asset value, end of year	$20.40		$19.45	$25.43	$29.53	$28.91	$27.33

Total return	4.83	%†	(5.57%)	14.12%	20.09%	7.82%	3.67%

Ratios/supplemental data:
Net assets, end of year (in millions)	$84.0		$87.5	$125.8	$163.5	$189.0	$343.7

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.26	%‡	1.19%	1.19%	1.19%	1.20%	1.17%

After fees waived and expenses absorbed	1.19	%‡	1.12%	1.12%	1.12%	1.18%	n/a

Ratio of net investment income to average net assets, after fees waived and expenses absorbed	0.07	%‡	(0.13%)	(0.16%)	(0.20%)	0.35%	0.02%

Portfolio turnover rate**	39.39	%†	63.30%	76.67%	81.53%	84.93%	85.70%

†Not annualized.

‡Annualized.

*Computed using the average shares method.

**Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

P / 31

Financial Highlights

Rainier Funds

For a capital share outstanding throughout the period

MID CAP EQUITY FUND – INSTITUTIONAL SHARES

	Six Months Ending Sept. 30, 2016 (Unaudited)		Fiscal year ending March 31,
			2016	2015	2014	2013	2012

Net asset value, beginning of year	$44.65		$55.34	$54.44	$49.38	$45.32	$43.98

Income (loss) from investment operations:
Net investment loss*	(0.06)		(0.20)	(0.23)	(0.21)	(0.08)	(0.01)
Net realized and unrealized gain/(loss) on investments	2.13		(5.02)	6.69	10.06	4.14	1.35

Total from investment operations	2.07		(5.22)	6.46	9.85	4.06	1.34

Less distributions:
From net realized gains	–		(5.47)	(5.56)	(4.79)	–	–

Total distributions	–		(5.47)	(5.56)	(4.79)	–	–

Net asset value, end of year	$46.72		$44.65	$55.34	$54.44	$49.38	$45.32

Total return	4.64	%†	(9.87%)	12.90%	20.57%	8.96%	3.05%

Ratios/supplemental data:
Net assets, end of year (in millions)	$200.7		$504.3	$868.1	$865.2	$732.4	$672.5

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.16	%‡	1.13%	1.11%	1.10%	1.10%	1.06%
After fees waived and expenses absorbed	1.10	%‡	1.07%	1.06%	1.05%	1.09%	n/a

Ratio of net investment income to average net assets, after fees waived and expenses absorbed	(0.26	%)‡	(0.38%)	(0.42%)	(0.41%)	(0.19%)	(0.35%)

Portfolio turnover rate**	67.03	%†	143.46%	137.02%	149.80%	131.10%	127.86%

† Not annualized.

‡ Annualized.

* Computed using the average shares method.

** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

P / 32

Rainier Funds

For a capital share outstanding throughout the period

MID CAP EQUITY FUND – ORIGINAL SHARES

	Six Months Ending Sept. 30, 2016 (Unaudited)		Fiscal year ending March 31,
			2016	2015	2014	2013	2012

Net asset value, beginning of year	$43.11		$53.78	$53.21	$48.50	$44.62	$43.42

Income (loss) from investment operations:
Net investment loss*	(0.11)		(0.32)	(0.38)	(0.37)	(0.20)	(0.13)
Net realized and unrealized gain/(loss) on investments	2.06		(4.88)	6.51	9.87	4.08	1.33

Total from investment operations	1.95		(5.20)	6.13	9.50	3.88	1.20

Less distributions:
From net realized gains	–		(5.47)	(5.56)	(4.79)	–	–

Total distributions	–		(5.47)	(5.56)	(4.79)	–	–

Net asset value, end of year	$45.06		$43.11	$53.78	$53.21	$48.50	$44.62

Total return	4.52	%†	(10.13%)	12.57%	20.21%	8.70%	2.76%

Ratios/supplemental data:
Net assets, end of year (in millions)	$47.3		$62.1	$100.8	$137.8	$210.2	$276.6

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.40	%‡	1.37%	1.36%	1.34%	1.35%	1.31%
After fees waived and expenses absorbed	1.35	%‡	1.35%	1.35%	1.35%	1.35%	n/a

Ratio of net investment income to average net assets, after fees waived and expenses absorbed	(0.49	%)‡	(0.65%)	(0.71%)	(0.72%)	(0.47%)	(0.65%)

Portfolio turnover rate**	67.03	%†	143.46%	137.02%	149.80%	131.10%	127.86%

† Not annualized.

‡ Annualized.

* Computed using the average shares method.

** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

P / 33

Financial Highlights

Rainier Funds

For a capital share outstanding throughout the year

SMALL/MID CAP EQUITY FUND – INSTITUTIONAL SHARES

	Six Months Ending Sept. 30, 2016 (Unaudited)		Fiscal year ending March 31,
			2016	2015	2014	2013	2012

Net asset value, beginning of year	$37.37		$47.20	$50.43	$41.77	$37.93	$36.54

Income (loss) from investment operations:
Net investment loss*	(0.05)		(0.19)	(0.26)	(0.19)	(0.09)	(0.16)+
Net realized and unrealized gain/(loss) on investments	1.94		(4.09)	4.32	9.32	3.93	1.55

Total from investment operations	1.89		(4.28)	4.06	9.13	3.84	1.39

Less distributions:
From net realized gains	–		(5.55)	(7.29)	(0.47)	–	–

Total distributions	–		(5.55)	(7.29)	(0.47)	–	–

Net asset value, end of year	$39.26		$37.37	$47.20	$50.43	$41.77	$37.93

Total return	5.06	%†	(9.69%)	9.64%	21.92%	10.12%	3.80%

Ratios/supplemental data:
Net assets, end of year (in millions)	$188.9		$245.3	$672.8	$958.2	$1,055.6	$1,291.3

Ratio of expenses to average net assets:	1.06	%‡	1.00%	1.03%	1.01%	1.02%	1.01%

Ratio of net investment income to average net assets, after fees waived and expenses absorbed	(0.24	%)‡	(0.42%)	(0.53%)	(0.42%)	(0.23%)	(0.47%)

Portfolio turnover rate**	79.51	%†	152.86%	133.58%	139.65%	121.29%	110.71%

† Not annualized.

‡ Annualized.

* Computed using the average shares method.

** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

+ Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book to tax differences.

The accompanying notes are an integral part of these financial statements.

P / 34

Rainier Funds

For a capital share outstanding throughout the year

SMALL/MID CAP EQUITY FUND – ORIGINAL SHARES

	6 Months Ending Sept. 30, 2016 (Unaudited)		Fiscal year ending March 31,
			2016	2015	2014	2013	2012

Net asset value, beginning of year	$35.46		$45.23	$48.78	$40.54	$36.91	$35.65

Income (loss) from investment operations:
Net investment loss*	(0.10)		(0.31)	(0.38)	(0.32)	(0.19)	(0.25)+
Net realized and unrealized gain/(loss) on investments	1.84		(3.91)	4.12	9.03	3.82	1.51

Total from investment operations	1.74		(4.22)	3.74	8.71	3.63	1.26

Less distributions:
From net realized gains	–		(5.55)	(7.29)	(0.47)	–	–

Total distributions	–		(5.55)	(7.29)	(0.47)	–	–

Net asset value, end of year	$37.20		$35.46	$45.23	$48.78	$40.54	$36.91

Total return	4.91	%†	(9.99%)	9.29%	21.55%	9.83%	3.53%

Ratios/supplemental data:
Net assets, end of year (in millions)	$278.1		$372.3	$608.3	$771.9	$1,091.5	$1,302.9

Ratio of expenses to average net assets:	1.36	%‡	1.33%	1.33%	1.32%	1.29%	1.26%

Ratio of net investment income to average net assets, after fees waived and expenses absorbed	(0.54	%)‡	(0.73%)	(0.81%)	(0.73%)	(0.52%)	(0.74%)

Portfolio turnover rate**	79.51	%†	152.86%	133.58%	139.65%	121.29%	110.71%

†Not annualized.

‡Annualized.

*Computed using the average shares method.

**Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

+Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book to tax differences.

The accompanying notes are an integral part of these financial statements.

P / 35

Financial Highlights

Rainier Funds

For a capital share outstanding throughout the period

INTERMEDIATE FIXED INCOME FUND – INSTITUTIONAL SHARES

	Six Months Ending Sept. 30, 2016 (Unaudited)		Fiscal year ending March 31, 2016	February 2, 2015* through Mar. 31, 2015

Net asset value, beginning of year	$12.72		$12.88	$12.99

Income (loss) from investment operations:
Net investment income**	0.13		0.26	0.04

Net realized and unrealized gain/(loss) on investments	0.02		(0.01)	(0.10)

Total from investment operations	0.15		0.25	(0.06)

Less distributions:
From net investment income	(0.13)		(0.27)	(0.05)

From net realized gains	–		(0.14)	–

Total distributions	(0.13)		(0.41)	(0.05)

Net asset value, end of year	$12.74		$12.72	$12.88

Total return	1.16	%†	1.95%	(0.48	%)†

Ratios/supplemental data:
Net assets, end of year (in millions)	$37.4		$39.2	$11.2

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	0.69	%‡	0.71%	2.92	%‡

After fees waived and expenses absorbed	0.45	%‡	0.45%	0.45	%‡

Ratio of net investment income to average net assets, after fees waived and expenses absorbed	1.96	%‡	2.06%	2.68	%‡

Portfolio turnover rate***	39.35	%†	100.93%	204.86	%^

†Not annualized.

‡Annualized.

*Commencement of operations.

**Computed using the average shares method.

***Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

^Value reported is for period April 1, 2014 through March 31, 2015.

The accompanying notes are an integral part of these financial statements.

P / 36

Rainier Funds

For a capital share outstanding throughout the period

INTERMEDIATE FIXED INCOME FUND – ORIGINAL SHARES

	Six Months Ending Sept. 30, 2016 (Unaudited)		Fiscal year ending March 31,
			2016	2015	2014	2013	2012

Net asset value, beginning of year	$12.72		$12.88	$12.92	$13.31	$13.28	$13.07

Income (loss) from investment operations:
Net investment income	0.12	*	0.25 *	0.25 *	0.30	0.38	0.42

Net realized and unrealized gain/(loss) on investments	0.02		(0.02)	0.11	(0.29)	0.11	0.33

Total from investment operations	0.14		0.23	0.36	0.01	0.49	0.75

Less distributions:
From net investment income	(0.12)		(0.25)	(0.25)	(0.30)	(0.38)	(0.43)

From net realized gains	–		(0.14)	(0.15)	(0.10)	(0.08)	(0.11)

Total distributions	(0.12)		(0.39)	(0.40)	(0.40)	(0.46)	(0.54)

Net asset value, end of year	$12.74		$12.72	$12.88	$12.92	$13.31	$13.28

Total return	1.07	%†	1.85%	2.84%	0.08%	3.73%	5.83%

Ratios/supplemental data:
Net assets, end of year (in millions)	$14.0		$21.4	$60.2	$107.0	$109.1	$109.0

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	0.86	%‡	0.81%	0.75%	0.74%	0.74%	0.72%

After fees waived and expenses absorbed	0.55	%‡	0.55%	0.55%	0.55%	0.55%	0.55%

Ratio of net investment income to average net assets, after fees waived and expenses absorbed	1.85	%‡	1.97%	1.89%	2.27%	2.82%	3.14%

Portfolio turnover rate**	39.35	%†	100.93%	204.86%	136.10%	30.63%	32.65%

†Not annualized.

‡Annualized

*Computed using the average shares method.

**Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

P / 37

Financial Highlights

Rainier Funds

For a capital share outstanding throughout the period

INTERNATIONAL DISCOVERY FUND – INSTITUTIONAL SHARES

	Six Months Ending Sept. 30, 2016 (Unaudited)		Fiscal year ending March 31,				Mar. 28, 2012* through Mar. 31, 2012
			2016	2015	2014	2013

Net asset value, beginning of year	$16.02		$15.50	$15.58	$12.89	$10.02	$10.00

Income (loss) from investment operations:
Net investment income	0.04	**	(0.03)**	0.04 **	0.01 **	0.02	0.00	§

Net realized and unrealized gain on investments	0.66		0.56	0.62	2.95	2.88	0.02

Total from investment operations	0.70		0.53	0.66	2.96	2.90	0.02

Less distributions:
From net investment income	–		–	(0.01)	(0.01)	(0.03)	–

From net realized gains	–		(0.01)	(0.73)	(0.26)	–	–

Total distributions	–		(0.01)	(0.74)	(0.27)	(0.03)	–

Net asset value, end of year	$16.72		$16.02	$15.50	$15.58	$12.89	$10.02

Total return	4.30	%†	3.47%	4.81%	23.15%	29.00%	0.20	%†

Ratios/supplemental data:
Net assets, end of year (in millions)	$115.7		$76.6	$40.4	$30.3	$20.4	$11.1

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.24	%‡	1.31%	1.52%	1.61%	2.42%	2.12	%‡

After fees waived and expenses absorbed	1.25	%‡	1.25%	1.25%	1.25%	1.25%	1.25	%‡

Ratio of net investment income to average net assets, after fees waived and expenses absorbed	0.51	%‡	(0.19%)	0.40%	0.08%	0.18%	0.33	%‡

Portfolio turnover rate***	44.94	%†	93.28%	110.73%	80.14%	78.16%	0.23	%†

†Not annualized.

‡Annualized.

§Amount is less than $0.01 per share.

*Commencement of operations.

**Computed using the average shares method.

***Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

P / 38

Rainier Funds

For a capital share outstanding throughout the period

INTERNATIONAL DISCOVERY FUND – CLASS A SHARES

	Six Months Ending Sept. 30, 2016 (Unaudited)		Fiscal year ending March 31,			Nov. 30, 2012* through Mar. 31, 2013
			2016	2015	2014

Net asset value, beginning of year	$15.93		$15.45	$15.56	$12.89	$11.21

Income (loss) from investment operations:
Net investment income (loss)**	0.03		(0.09)	0.01	(0.10)	0.04

Net realized and unrealized gain/(loss) on investments	0.64		0.58	0.61	3.03	1.67

Total from investment operations	0.67		0.49	0.62	2.93	1.71

Less distributions:
From net investment income	–		–	–	(0.00)§	(0.03)

From net realized gains	–		(0.01)	(0.73)	(0.26)	–

Total distributions	–		(0.01)	(0.73)	(0.26)	(0.03)

Net asset value, end of year	$16.60		$15.93	$15.45	$15.56	$12.89

Total return	4.14	%†	3.22%	4.55%	22.91%	15.28	%†

Ratios/supplemental data:
Net assets, end of year (in millions)	$127.1		$99.9	$4.1	$2.9	$0.1

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.58	%‡	1.64%	1.82%	1.83%	2.78	%‡

After fees waived and expenses absorbed	1.50	%‡	1.50%	1.50%	1.50%	1.50	%‡

Ratio of net investment income to average net assets, after fees waived and expenses absorbed	0.31	%‡	(0.56%)	0.06%	(0.66%)	0.89	%‡

Portfolio turnover rate***	44.94	%†	93.28%	110.73%	80.14%	78.16	%^

†Not annualized.

‡Annualized.

§Amount is less than $0.01 per share.

*Commencement of operations.

**Computed using the average shares method.

***Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

^Value reported is for period April 1, 2012 through March 31, 2013.

The accompanying notes are an integral part of these financial statements.

P / 39

Notes to Financial Statements

Rainier Funds

September 30, 2016 (Unaudited)

NOTE 1. ORGANIZATION

The Rainier Investment Management Mutual Funds (the “Trust”) was organized as a statutory trust in Delaware on December 15, 1993, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust consists of six separate series, five of which are included herein: Large Cap Equity Fund, Mid Cap Equity Fund, Small/Mid Cap Equity Fund, Intermediate Fixed Income Fund and International Discovery Fund (each a “Fund”, and together the “Funds”).

The Large Cap Equity Fund, Mid Cap Equity Fund, Small/Mid Cap Equity Fund and International Discovery Fund seek to maximize long-term capital appreciation. The Intermediate Fixed Income Fund seeks to provide investors with current income.

Each Fund offers two classes of shares. The International Discovery Fund offers Class A Shares and Institutional Shares; the other Funds offer Original Shares and Institutional Shares. Each class of shares represent an equal pro rata interest in the Fund, except that they bear different expenses which reflect the difference in the range of services provided to them and the Class A shares may be subject to a sales charge. The Class A Shares and Original Shares are subject to an annual distribution fee as described in Note 6. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. Each class of shares has identical rights and privileges except with respect to voting rights on matters pertaining to that class. The Trust is authorized to issue an unlimited number of shares of each Fund and Class, with $0.01 par value.

Effective April 15, 2016, Manning & Napier, LLC became the investment adviser to the Intermediate Fixed Income Fund. Effective April 30, 2016, Manning & Napier, Inc. (“Manning & Napier”) acquired a majority interest in Rainier Investment Management, LLC (the “Investment Adviser”). Please refer to the Funds’ prospectus for additional information.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are followed by the Funds in the preparation of their financial statements, and such policies are in conformity with U.S. generally accepted accounting principles for investment companies. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board.

A) Security Valuation. Section 2(a) (41) of the 1940 Act, together with the rules and interpretations of the SEC, require the Funds, in computing net asset value (“NAV”), to value portfolio securities using market quotations when they are “readily available.” When market quotations are not readily available, the Board of Trustees of the Trust must value securities at “fair value determined in good faith.” The Board has delegated such responsibility to the Investment Adviser’s Pricing Committee (the “Pricing Committee”) pursuant to the Trust’s Security Valuation Policy. When market quotations are not available, deemed not suitable or a significant event has occurred, securities shall be fair valued by the Pricing Committee in accordance with the Security Valuation Policy. Pricing vendors may be unwilling or unable to obtain prices for certain securities, or may assign prices

P / 40

that do not reflect current market conditions. Certain securities, such as thinly traded securities, securities in which trading has been suspended, securities traded in certain foreign markets, etc. may be difficult to price. Additionally, significant events may affect the pricing of securities. A significant event is determined by the Pricing Committee and is defined as an event deemed material enough to impact the value of the security, such as news disruptive enough to cause a halt in trading, catastrophic news such as an earthquake or flood, or other news that would materially impact the price of a security. No one may change or authorize a change in a security price or otherwise deviate from the Security Valuation Policy without first obtaining approval from the Pricing Committee. The Board’s Fair Value Committee monitors and reviews the pricing methodologies utilized by the Pricing Committee when establishing fair values for securities and makes determinations as to whether or not the procedures were followed and the methodologies were reasonable.

Under current financial accounting standards, “fair value” means “the price that would be received to sell a security in an orderly transaction between market participants at the measurement date.” Fair value pricing involves subjective judgments and there is no single standard for determining fair value.

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund’s investments and are summarized in the following fair value hierarchy.

Level 1 – Unadjusted quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, current yields, credit quality, prepayment speeds for mortgage-related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, changes in benchmark securities indices and interest rates).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

Equity securities that are traded on national securities exchanges (including exchange-traded funds) are valued at the last reported sales price on the exchange where it is primarily traded. To the extent these securities have market quotes from active markets, they are classified as Level 1.

Foreign equity securities are generally valued at the last reported sale price on the exchange where it is primarily traded. In certain countries, market maker prices, usually the mean between the bid and ask prices, are used. The Trustees have retained an independent fair value pricing service to assist in valuing foreign securities held by the International Discovery Fund on a daily basis. The pricing service monitors the market daily for significant movement and systematically applies a fair value adjustment factor to foreign securities when certain criteria are met. When these securities are valued based on market quotes from active markets, they are classified as Level 1; when adjustment factors are used, these valuations are categorized as Level 2. The Funds also utilize the fair value pricing source for fixed income holdings in the Intermediate Fixed

P / 41

Notes to Financial Statements

Rainier Funds

September 30, 2016 (Unaudited)

Income Fund on certain bond market holidays. When adjustment factors are used, these valuations are categorized as Level 2.

Debt securities held by the Intermediate Fixed Income Fund are valued by the Fund’s pricing vendors, which utilize an evaluated pricing methodology. Evaluated pricing is a technique used to value fixed-income securities without relying exclusively on quoted prices. It draws on market participant assumptions including quoted prices for similar assets, benchmark yield curves and other observable inputs. These are categorized as Level 2.

In the event that prices are not available from a pricing service, the Adviser’s Pricing Committee will determine a price in accordance with the Security Valuation Policy; these valuations may be categorized as Level 2 or 3 depending on the inputs to the valuations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments based on the major classification in the Schedules of Investments as of September 30, 2016:

Large Cap Equity Fund	Level 1	Level 2	Level 3	Total
Equity
Common Stock	$128,866,724	$ –	$ –	$128,866,724
Total Equity	128,866,724	–	–	128,866,724

Short-Term Investments	636,880	–	–	636,880
Total Investments in Securities	$129,503,604	$ –	$ –	$129,503,604

Mid Cap Equity Fund	Level 1	Level 2	Level 3	Total
Equity
Common Stock	$244,114,014	$ –	$ –	$244,114,014
Total Equity	244,114,014	–	–	244,114,014

Short-Term Investments	5,078,189	–	–	5,078,189
Total Investments in Securities	$249,192,203	$ –	$ –	$249,192,203

Small/Mid Cap Equity Fund	Level 1	Level 2	Level 3	Total
Equity
Common Stock	$461,769,748	$ –	$ –	$461,769,748
Total Equity	461,769,748	–	–	461,769,748

Short-Term Investments	1,926,020	–	–	1,926,020
Total Investments in Securities	$463,695,768	$ –	$ –	$463,695,768

P / 42

Intermediate Fixed Income Fund	Level 1	Level 2	Level 3	Total
Fixed Income
U.S. Treasury & Other Government Agency Obligations	$ –	$26,322,004	$ –	$26,322,004
Corporate Bonds	–	24,167,990	–	24,167,990
Total Fixed Income	–	50,489,994	–	50,489,994

Short-Term Investments	475,462	–	–	475,462
Total Investments in Securities	$475,462	$50,489,994	$ –	$50,965,456

International Discovery Fund	Level 1	Level 2	Level 3	Total
Equity^
Common Stocks	$230,994,068	$ –	$ –	$230,994,068
Total Equity	230,994,068	–	–	230,994,068

Short-Term Investments	11,300,948	–	–	11,300,948
Total Investments in Securities	$242,295,016	$ –	$ –	$242,295,016

The Funds recognize transfers between Levels at the end of the reporting period. There were no transfers between Levels when comparing the September 30, 2016 reporting period and the March 31, 2016 period.

^ See Schedule of Investments for additional detailed categorizations.

B) Security Transactions, Dividends, Interest and Distributions. Security transactions are recorded as of trade date. Dividend income is recognized on the ex-dividend date, and interest income is recorded on an accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts are accreted and premiums are amortized using the interest method.

Distributions to shareholders are recorded on the ex-dividend date. Capital gains and income distributions, if any, are distributed at least annually.

C) Federal Income Taxes. The Funds intend to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to shareholders of the Funds. Therefore, no provision is made for federal income taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

As of and during the period ended September 30, 2016, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as interest expense and other expense for penalties in the statement of operations. During the year, the Funds did not incur any interest or tax penalties. As of September 30, 2016, open tax years subject to examination

P / 43

Notes to Financial Statements

Rainier Funds

September 30, 2016 (Unaudited)

included the tax years ended March 31, 2014 through 2016.

D) Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

E) Indemnification Obligations. Under the Trust’s organizational documents, its current and former officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred or that would be covered by other parties.

F) Foreign Currency Translation. Values of investments, receivables and payables denominated in foreign currencies are converted into U.S. dollars using a spot market rate of exchange each day. Purchases and sales of investments and dividend and interest income are translated to U.S. dollars using a spot market rate of exchange prevailing on the dates of such transactions.

The Funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to changes in the market prices of such securities. The Funds report gains and losses for financial reporting purposes, whereas such gains and losses are treated as ordinary income or loss for U.S. federal income tax purposes.

The Funds bear the risk of changes in foreign currency exchange rates and the impact on the value of assets and liabilities denominated in foreign currency.

G) Subsequent Events. Accounting standards require the Funds to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, an entity will be required to disclose the nature of the event as well as an estimate of its financial effect or a statement that such an estimate cannot be made.

H) Line of Credit. During the period ended September 30, 2016, the Trust held a $200 million unsecured line of credit with U.S. Bank, N.A., intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. Borrowings under this arrangement bear interest at the bank’s prime rate. At September 30, 2016, none of the Funds had a balance outstanding under the line of credit. During the period ended September 30, 2016, the Large Cap Equity Fund borrowed two times for maximum duration of one day, maximum balance of $482,000, and paid $82 of interest expense. The Mid Cap Equity Fund borrowed two times for maximum duration of one day, maximum balance of $656,000 and paid $64 of interest expense. The Small/Mid Cap Equity Fund borrowed eight times for maximum duration of three days, a maximum balance of $1,604,000 and paid

P / 44

$486 of interest expense. The Intermediate Fixed Income Fund and International Discovery Fund did not borrow under the line of credit during the period ended September 30, 2016.

NOTE 3. COMMITMENTS, OTHER RELATED PARTY TRANSACTIONS AND OTHER AGREEMENTS

A) Investment Management Agreement. The Trust, on behalf of the Funds, has entered into an investment management agreement with the Investment Adviser and Manning & Napier (for the Intermediate Fixed Income Fund). Under the terms of the agreements, the Funds will pay an investment advisory fee equal to the following annual percentages of average daily net assets:

Large Cap Equity Fund	0.70%
Mid Cap Equity Fund	0.85%
Small/Mid Cap Equity Fund	0.85%
Intermediate Fixed Income Fund	0.50%
International Discovery Fund	1.00%

B) Fee Waivers and Expense Caps

Fee Waiver: The Investment Adviser has contractually agreed to waive fees and/or reimburse operating expenses for the Large Cap Equity Fund such that the annual rate of ordinary operating expenses is reduced by 0.07% through July 31, 2017.

The Investment Adviser has voluntarily undertaken to limit the sub-transfer agency expenses to no more than 0.10% of the average daily net assets of the Institutional Shares and 0.15% of the average daily net assets of the Original Shares of each Fund.

Expense Cap: Although not required to do so, the Investment Adviser and Manning & Napier (for the Intermediate Fixed Income

Fund) have contractually agreed to reimburse each Fund to the extent necessary so that its ratio of operating expenses to average daily net assets, excluding acquired fund fees and expenses (indirect expenses resulting from investment in other investment companies), interest, taxes, brokerage commissions, extraordinary expenses and sales charges, will not exceed the following levels:

Fund Name	Class O	Class A	Class I
Large Cap Equity	1.29%	N/A	1.04%
Mid Cap Equity	1.35%	N/A	1.10%
Small/Mid Cap Equity	1.48%	N/A	1.23%
Intermediate Fixed Income	0.55%	N/A	0.45%
International Discovery	N/A	1.50%	1.25%

The Investment Adviser and Manning & Napier have contractually agreed to waive/reimburse expenses through July 31, 2017. The Trust may terminate the contract with respect to one or more of the Funds and one or more share classes at any time. The contract also terminates in the event that the Management Agreement between the Trust and Investment Adviser is terminated.

Expenses reimbursed by the Investment Adviser or Manning & Napier may be recouped from the Funds. The recoupment period will be limited to three fiscal years from the fiscal year of the reimbursement and is subject to each Fund’s ability to effect such reimbursement and remain in compliance with applicable expense limitations.

Overall operating expenses for each Fund will not fall below the applicable percentage

P / 45

Notes to Financial Statements

Rainier Funds

September 30, 2016 (Unaudited)

limitation until the Investment Adviser or Manning & Napier have been fully reimbursed for fees foregone and expenses paid by the Investment Adviser or Manning & Napier under this agreement. At

September 30, 2016, the amounts paid and available for recoupment are as follows:

Intermediate Fixed Income	$71,606
International Discovery	$317,180
Mid Cap	$42,840

The Investment Adviser may recapture a portion of the following amounts no later than March 31 of the years stated below:

	Intermediate Fixed Income	International Discovery	Mid Cap
2017	–	$94,417	–
2018	–	$104,389	$10,000
2019	–	$71,258	$13,251
2020	$71,606	$47,116	$19,589

C) Omnibus Fee Agreement. The Trust, on behalf of the Funds, has entered into an Omnibus Fee Agreement (“Agreement”) with U.S. Bancorp Fund Services, LLC (“Fund Services”), and U.S. Bank, N.A. Fund Services serves as the administrator, transfer agent and fund accountant, and U.S. Bank, N.A., serves as the custodian to the Funds. For these services, the Funds pay a monthly fee based on the greater of an annual minimum or the annual rate of:

0.05% of first $3 billion of average daily net assets

0.04% of next $3 billion of average daily net assets

0.035% of next $4 billion of average daily net assets

0.025% of average daily net assets over $10 billion

The International Discovery Fund also pays global custody fees based upon assets and the number of transactions in each country in which the Fund invests.

The Trust will be subject to an annual minimum fee of $650,000; and the Funds are subject to a $25,000 per Fund annual minimum.

D) Other Related Parties. Certain officers and Trustees of the Funds are also officers and/or directors of the Investment Adviser or Manning & Napier and are not compensated by the Trust for their services to the Trust (except for a percentage of the Funds’ Chief Compliance Officer’s salary, which is paid by the Trust). The Independent Trustees receive an annual stipend (paid quarterly), a fee for each Board meeting attended, a fee for each committee chaired, and a reimbursement for out-of-pocket expenses incurred in connection with attending the meetings. All Trustee payments are allocated to the Funds based on net assets.

On December 10, 1998, the Trust approved a Deferred Compensation Plan for Independent Trustees (the “Compensation Plan”), allowing the Trustees to receive payment in cash or elect to defer payment from the Trust. The Compensation Plan provides for the creation of a recordkeeping

P / 46

account for each Trustee. Each Trustee that elects to defer payment designates an allocation of the deferred payments among the Funds. This account accumulates the deferred fees earned and is regularly adjusted to reflect a value of the investment elections. The Funds recognize the deferred compensation and the change in the value of the recordkeeping accounts as Trustee expense.

NOTE 4. INVESTMENT TRANSACTIONS

The aggregate security purchases and sales proceeds, other than short-term obligations and U.S. government securities, for the period ended September 30, 2016, were as follows:

Fund	Purchases	Sales Proceeds
Large Cap Equity	$56,193,750	$105,130,513
Mid Cap Equity	$320,480,917	$655,688,715
Small/Mid Cap Equity	$441,955,076	$623,037,005
Intermediate Fixed Income	$17,310,128	$23,087,005
International Discovery Fund	$167,093,072	$86,099,103

The Intermediate Fixed Income Fund purchased $5,262,074 and sold $9,158,738 of U.S. government securities. There were no purchases or sales of U.S. government securities by the Large Cap Equity Fund, Mid Cap Equity Fund, Small/Mid Cap Equity Fund, and International Discovery Fund.

NOTE 5. INCOME TAXES

As of March 31, 2016, the components of distributable accumulated earnings (losses) on a tax basis were as follows:

	Large Cap Equity Fund	Mid Cap Equity Fund	Small/Mid Cap Equity Fund	Intermediate Fixed Income Fund	International Discovery Fund
Cost of investments for tax purposes	$142,443,045	$500,730,889	$558,725,154	$59,074,440	$162,089,271
Gross tax unrealized appreciation	36,085,777	95,831,357	94,344,169	1,541,110	16,085,623
Gross tax unrealized depreciation	(5,845,759)	(25,691,159)	(33,705,671)	(3,291)	(3,324,567)
Net tax unrealized appreciation/depreciation on investments	30,240,018	70,140,198	60,638,498	1,537,819	12,761,056
Undistributed ordinary income	6,380	–	–	398,847	–
Undistributed long-term capital gains	22,567,684	1,297,102	31,521,550	148,624	–
Other accumulated earnings	(357,948)	(551,216)	(2,943,587)	(61,147)	(3,140,262)
Total accumulated earnings (losses)	$52,456,134	$70,886,084	$89,216,461	$2,024,143	$9,620,794

P / 47

Notes to Financial Statements

Rainier Funds

September 30, 2016 (Unaudited)

Additionally, U.S. generally accepted accounting principles require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These differences are primarily related to equalization, net operating losses, wash sale loss deferrals and adjustments made on the sale of partnership investments. These classifications have no effect on net assets or net asset value per share. For the year ended March 31, 2016, the following table shows the reclassifications made:

	Paid-In- Capital	Undistributed Net Investment Income (Loss)	Undistributed Net Realized Loss
Large Cap Equity Fund	$5,901,292	$(10)	$(5,901,282)
Mid Cap Equity Fund	18,055,722	3,492,398	(21,548,120)
Small/Mid Cap Equity Fund	41,999,030	6,346,324	(48,345,354)
Intermediate Fixed Income Fund	–	3,577	(3,577)
International Discovery Fund	(382,219)	280,990	101,229

As of March 31, 2016, none of the Funds had capital loss carry forward amounts (“CLCFs”).

The Funds are required, in order to meet certain excise tax requirements, to measure and distribute annually, net capital gains realized during the twelve month period ending October 31. In connection with this requirement, the Funds are permitted, for tax purposes, to defer into their next fiscal year any net capital losses incurred from November 1 through the end of the fiscal year. As of March 31, 2016, the following Funds deferred, on a tax basis, post-October losses and late year ordinary losses as shown in the table below:

	Large Cap Equity	Mid Cap Equity	Small/Mid Cap Equity	Intermediate Fixed Income	International Discovery
Capital Loss Carryovers	–	–	–	–	–
Post-October Losses	–	–	$1,145,717	–	$2,923,641
Late Year Ordinary Losses	–	$353,364	$762,177	–	$89,320

For tax purposes, post-October losses are not recognized until the first day of the following fiscal year.

P / 48

The tax components of distributions paid during the six months ended September 30, 2016, and the year ended March 31, 2016, were as follows:

	Six months ended September 30, 2016		Year ended March 31, 2016
	Ordinary Income	Long-Term Capital Gain	Ordinary Income	Long-Term Capital Gain
Large Cap Equity Fund	–	–	–	$37,956,233
Mid Cap Equity Fund	–	–	–	$67,074,476
Small/Mid Cap Equity Fund	–	–	–	$97,100,770
Intermediate Fixed Income Fund	$584,292	–	$1,539,097	$565,635
International Discovery Fund	–	–	–	$55,671

The Funds designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce earnings and profits of each Fund related to net capital gain to zero for the tax year ended March 31, 2016.

NOTE 6. DISTRIBUTION PLAN

The Trust, on behalf of the Funds, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Funds will pay a fee to the Investment Adviser (as the distribution coordinator) at an annual rate of up to 0.25% of the average daily net assets of each Fund’s Original Shares or Class A Shares. With respect to the Intermediate Fixed Income Fund, the annual rate is currently 0.10% of average daily net assets of the Fund’s Original Class Shares. The fee is paid as reimbursement for, or in anticipation of, expenses incurred by third parties or the Investment Adviser for distribution-related and shareholder servicing activities related to each share class. Third party distribution and servicing expenses may be paid directly by the Funds or through the Investment Adviser in its administrative role for purposes of facilitating and monitoring payment under the Plan.

Quasar Distributors, LLC (the “Distributor”), acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares and is paid for its services by the Investment Adviser out of the fees received under the Plan and may be paid out of the Investment Adviser’s own resources. The Distributor is an affiliate of U.S. Bancorp Fund Services, LLC.

P / 49

General Information

Rainier Funds

September 30, 2016 (Unaudited)

PROXY VOTING POLICIES AND PROCEDURES

You may obtain a description of the Funds’ Proxy Voting Policy and Guidelines and the Funds’ voting records, without charge, upon request by contacting the Funds directly at 1-800-248-6314 or on the EDGAR Database on the SEC’s website at www.sec.gov.

QUARTERLY FORM N-Q PORTFOLIO SCHEDULE

Each Fund will file its complete portfolio schedule with the Securities and Exchange Commission (SEC) on Form N-Q at the end of the first and third fiscal quarters within 60 days of the end of the quarter to which it relates. The Funds’ Form N-Qs will be available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room. For information about the operation of the Public Reference Room, please call 1-202-942-8090.

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Directory of Funds’ Service Providers

Rainier Funds

September 30, 2016 (Unaudited)

INVESTMENT ADVISER

Rainier Investment Management, LLC

601 Union Street, Suite 3525

Seattle, WA 98101

INVESTMENT ADVISER – MN RAINIER INTERMEDIATE FIXED INCOME FUND

Manning & Napier

290 Woodcliff Drive

Fairport, NY 14450

DISTRIBUTOR

Quasar Distributors, LLC

615 E Michigan Street

Milwaukee, WI 53202

ADMINISTRATOR

U.S. Bancorp Fund Services, LLC

2020 East Financial Way, Suite 100

Glendora, CA 91741

CUSTODIAN

U.S. Bank, N.A.

1555 North River Center Drive, Suite 302

Milwaukee, WI 53212

TRANSFER AGENT AND FUND ACCOUNTANT

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche, LLP

695 Town Center Drive, Suite 1200

Costa Mesa, CA 92626

LEGAL COUNSEL TO THE TRUST AND THE INDEPENDENT TRUSTEES

Paul Hastings, LLP

55 Second Street, 24th Floor

San Francisco, CA 94105

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601 Union Street, Suite 3525 Seattle, WA 98101

TF. 800.248.6314 www.rainierfunds.com

RA-SEMI

RAINIER FUNDS

LARGE CAP GROWTH EQUITY FUND

SEMIANNUAL REPORT

SEPTEMBER 30, 2016

RAINIER FUNDS

Large Cap Growth Equity Fund

September 30, 2016 (Unaudited)

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE PROVIDED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE RAINIER LARGE CAP GROWTH EQUITY FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

Fund Expenses

Rainier Funds

September 30, 2016 (Unaudited)

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including exchange fees; and (2) ongoing costs, including management fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested 4/1/16 and held for the entire period from 4/1/16 to 9/30/16.

ACTUAL EXPENSES

The information in the tables under the headings “Actual Performance” provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 =8.6), then multiply the result by the number in the “Expenses Paid during Period” row of the “Actual Performance” column to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the tables under the headings “Hypothetical Performance (5% annual return before expenses)” provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed annual rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the annual ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as exchange fees. Therefore, the information under the headings “Hypothetical Performance (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXPENSE EXAMPLE

LARGE CAP GROWTH EQUITY FUND

	Actual Performance	Hypothetical Performance (5% annual return before expenses)

Beginning Account Value (4/1/16)	$1,000.00	$1,000.00
Ending Account Value (9/30/16)	$1,056.50	$1,020.51
Expenses Paid during Period*	$4.69	$4.61

*‘Expenses Paid during Period’ are equal to the annualized expense ratio during the six month period (0.91%) multiplied by 183/365 to pro-rate for the six-month period. This result is then multiplied by the average account value during this period.

Rainier Large Cap Growth Equity Fund

Schedule of Investments

September 30, 2016 (Unaudited)

		Value
CONSUMER DISCRETIONARY (18.7%)
Amazon.com, Inc.*	75	$62,798
Mohawk Industries, Inc.*	90	18,031
Netflix, Inc.*	190	18,725
Newell Brands, Inc.	490	25,803
Starbucks Corp.	420	22,739
The Priceline Group, Inc.*	11	16,186
Ulta Salon Cosmetics & Fragrance, Inc.*	110	26,178

Total Consumer Discretionary		190,460

CONSUMER STAPLES (7.7%)
Constellation Brands, Inc. Cl. A	110	18,314
Costco Wholesale Corp.	275	41,940
The Estee Lauder Companies, Inc. Cl. A	210	18,598

Total Consumer Staples		78,852

FINANCIALS (8.2%)
Intercontinental Exchange Group, Inc.	120	32,322
Signature Bank*	190	22,506
The Goldman Sachs Group, Inc.	180	29,029

Total Financials		83,857

HEALTH CARE (16.7%)
Alexion Pharmaceuticals, Inc.*	155	18,994
Allergan plc*^	132	30,401
Boston Scientific Corp.*	1,160	27,608
Bristol-Myers Squibb Co.	410	22,107
Shire plc^	180	34,895
UnitedHealth Group, Inc.	260	36,400

Total Health Care		170,405

		Value
INDUSTRIALS (11.6%)
Delta Air Lines, Inc.	660	$25,978
Ingersoll-Rand plc^	410	27,855
Raytheon Co.	210	28,587
Union Pacific Corp.	370	36,086

Total Industrials		118,506

INFORMATION TECHNOLOGY (30.8%)
Alphabet, Inc. Cl. A*	62	49,852
Applied Materials, Inc.	1,100	33,165
Facebook, Inc. Cl. A*	405	51,948
Intel Corp.	930	35,107
Palo Alto Networks, Inc.*	145	23,103
salesforce.com, Inc.*	310	22,112
Skyworks Solutions, Inc.	290	22,081
Total System Services, Inc.	460	21,689
Visa, Inc. Cl. A	664	54,913

Total Information Technology		313,970

MATERIALS (4.7%)
The Sherwin-Williams Co.	70	19,366
Vulcan Materials Co.	250	28,433

Total Materials		47,799

TOTAL COMMON STOCKS

(Cost $879,980)		$1,003,849

SHORT TERM INVESTMENT (3.3%)
MONEY MARKET MUTUAL FUND (3.3%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio
0.22%**	34,046	34,046
TOTAL SHORT TERM INVESTMENT

(Cost $34,046)		$34,046

TOTAL INVESTMENTS (101.7%)

(Cost $914,026)		$1,037,895

LIABILITIES IN EXCESS OF OTHER ASSETS (-1.7%)		(17,571)

TOTAL NET ASSETS (100.0%)		$1,020,324

* Non-income producing security.

** Rate quoted is seven-day yield at period end.

^ U.S. Dollar denominated foreign security.

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a

service mark of MSCI and S&P and has been licensed for use by Rainier Investment Management, LLC.

STATEMENT OF ASSETS AND LIABILITIES

Rainier Funds

September 30, 2016 (Unaudited)

LARGE CAP GROWTH EQUITY FUND

ASSETS
Investments in securities, at cost (Note 2)	$914,026

Investment in securities, at value (Note 2)	$1,037,895
Receivables
Investment Securities sold	14,764
Dividends and interest	77
Prepaid expenses	41

Total Assets	1,052,777

LIABILITIES
Payables
Investment securities purchased	16,866
Due to Investment Adviser (Note 3)	553
Accrued expenses	14,878
Deferred trustees compensation (Note 3)	156

Total Liabilities	32,453

Net assets	$1,020,324

COMPONENTS OF NET ASSETS
Paid-in capital	$887,409
Accumulated undistributed net investment income (loss)	97
Accumulated undistributed net realized gain (loss) on investments	8,949
Net unrealized appreciation (depreciation) on investments	123,869

Net assets	$1,020,324

Institutional shares

Net assets applicable to shares outstanding	$1,020,324
Shares outstanding	31,745
Net asset value, offering and redemption price per share	$32.14

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS

Rainier Funds

For the six months ending September 30, 2016 (Unaudited)

LARGE CAP GROWTH EQUITY FUND

INVESTMENT INCOME
Income
Dividends	$5,088
Interest	34

Total Income	5,122

Expenses
Investment advisory fees (Note 3)	3,793
Administration fees* (Note 3)	12,528
Audit fees	6,907
Reports to shareholders	243
Trustee fees (Note 3)	112
Compliance fees	57
Legal fees	33
Miscellaneous expense	48

Total expenses	23,721
Less: fees waived and expenses absorbed (Note 3)	(18,994)

Net expenses	4,727

Net investment income (loss)	395

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	33,703
Net change in unrealized appreciation/depreciation on investments	22,308

Net realized and unrealized gain (loss) on investments	56,011

NET INCREASE/DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$56,406

*Includes administrator, transfer agent, fund accounting and custody fees.

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

Rainier Funds

September 30, 2016 (Unaudited)

	LARGE CAP GROWTH EQUITY FUND
	SIX MONTHS ENDING SEPTEMBER 30, 2016	FISCAL YEAR ENDING MARCH 31, 2016

INCREASE/(DECREASE) IN NET ASSETS FROM:
Operations
Net investment income (loss)	$395	$(2,455)

Net realized gain (loss) on investments and foreign currency	33,703	(18,703)
Net change in unrealized appreciation/depreciation on investments	22,308	(29,123)

Increase/(decrease) in net assets resulting from operations	56,406	(50,281)

Distributions to shareholders
From net realized gain on investments sold
Institutional shares	–	(7,554)

Decrease in net assets from distributions	–	(7,554)

Capital share transactions
Proceeds from shares sold
Institutional shares	300,000	–
Proceeds from shares reinvested
Institutional shares	–	6,893
Cost of shares redeemed
Institutional shares	(566,161)	–

Net increase from capital share transactions	(266,161)	6,893

Net increase (decrease) in net assets	(209,755)	(50,942)

NET ASSETS
Beginning of Year	1,230,079	1,281,021

End of Year	$1,020,324	$1,230,079

Accumulated undistributed net investment income (loss)	$97	$(298)

Institutional shares
Shares sold	9,724	–
Shares issued on reinvestment of distributions	–	216
Shares redeemed	(18,411)	–

Net increase (decrease) in shares outstanding	(8,687)	216

The accompanying notes are an integral part of these financial statements.

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance since inception. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

Rainier Funds

For a capital share outstanding throughout the period

LARGE CAP GROWTH EQUITY FUND - INSTITUTIONAL SHARES

	Six Months Ending Sept. 30, 2016 (Unaudited)	Fiscal year ending March 31,		March 11, 2014* through March 31, 2014
		2016	2015

Net asset value, beginning of period	$30.42	$31.85	$27.03	$28.41
Income (loss) from investment operations:
Net investment income/(loss)	0.01**	(0.06)**	(0.02)**	–
Net realized and unrealized gain/(loss) on investments	1.71	(1.18)	4.84	(1.38)

Total from investment operations	1.72	(1.24)	4.82	(1.38)

Less distributions:

From net realized gains	–	(0.19)	–	–

Total distributions	–	(0.19)	–	–

Net asset value, end of period	$32.14	$30.42	$31.85	$27.03

Total return	5.65%†	(3.93%)	17.83%	(4.86%)†

Ratios/supplemental data:
Net assets, end of period (in millions)	$1.0	$1.2	$1.2	$1.0

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	4.57%‡	4.77%	8.76%	5.61%§
After fees waived and expenses absorbed	0.91%‡	0.91%	0.91%	0.00%§

Ratio of net investment income to average net assets, after fees waived and expenses absorbed	0.08%‡	(0.19%)	(0.07%)	0.00%‡

Portfolio turnover rate***	59.99%†	133.98%	215.39%	0.00%†

†	Not annualized.
‡	Annualized.
*	Commenced operations on March 11, 2014.
**	Computed using the average shares method.
§	Annualized, except audit and trustee fees. Ratios do not reflect the acquired fund fees of the JH Fund. (See Note 1)
If included, the ratio of expenses before and after waiver would be 6.52% and 0.91%, respective, and the ratio of net investment income (loss) would be (0.91%).

***	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

Rainier Funds

September 30, 2016 (Unaudited)

NOTE 1. ORGANIZATION

The Rainier Investment Management Mutual Funds (the “Trust” or the “Funds”) was organized as a statutory trust in Delaware on December 15, 1993, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust consists of six separate series, one of which, the Large Cap Growth Equity Fund (the “Fund”) is included herein.

The Fund seeks to maximize long-term capital appreciation. The Fund began operations on March 11, 2014, and until April 2, 2014, invested substantially all of its assets in the John Hancock Select Growth Fund, formerly the John Hancock Rainier Growth Fund (the “Master Fund”). On April 2, 2014, the Fund redeemed its holdings in the Master Fund and began to invest directly in equity securities in pursuit of the Fund’s investment objective.

The Fund offers one class of shares: Institutional Shares. The Trust is authorized to issue an unlimited number of shares of the Institutional Class, with $0.01 par value.

Effective April 30, 2016, Manning & Napier, Inc. (“Manning & Napier”) acquired a majority interest in Rainier Investment Management, LLC (the “Investment Adviser”).

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are followed by the Fund in the preparation of its financial statements, and such policies are in conformity with U.S. generally accepted accounting principles for investment companies. The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Finance Accounting Standards Board.

A) Security Valuation. Section 2(a) (41) of the 1940 Act, together with the rules and interpretations of the SEC, require the Fund, in computing net asset value (“NAV”), to value portfolio securities using market quotations when they are “readily available.” When market quotations are not readily available, the Board of Trustees of the Trust must value securities at “fair value determined in good faith.” The Board has delegated such responsibility to the Investment Adviser’s Pricing Committee (the “Pricing Committee”) pursuant to the Trust’s Security Valuation Policy. When market quotations are not available, deemed not suitable or a significant event has occurred, securities shall be fair valued by the Pricing Committee in accordance with the Security Valuation Policy. Pricing vendors may be unwilling or unable to obtain prices for certain securities, or may assign prices that do not reflect current market conditions. Certain securities, such as thinly traded securities, securities in which trading has been suspended, securities traded in certain foreign markets, etc. may be difficult to price. Additionally, significant events may affect the pricing of securities. A significant event is determined by the Pricing Committee and is defined as an event deemed material enough to impact the value of the security, such as news disruptive enough to cause a halt in trading, catastrophic news such as an earthquake or flood, or other news that would materially impact the price of a security. No one may change or authorize a change in a security price or otherwise deviate from the Security Valuation Policy without first obtaining approval from the Pricing Committee. The Board’s Fair Value Committee monitors and reviews the pricing methodologies utilized by the Pricing Committee when establishing fair values for securities and makes determinations as to whether or not the procedures were followed and the methodologies were reasonable.

Under current financial accounting standards, “fair value” means “the price that would be received to sell a security in an orderly transaction between market participants at the measurement date.” Fair value pricing involves subjective judgments, and there is no single standard for determining fair value.

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund’s investments and are summarized in the following fair value hierarchy.

Level 1 – Unadjusted quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, current yields, credit quality, prepayment speeds for mortgage-related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, changes in benchmark securities indices and interest rates).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

Equity securities that are traded on national securities exchanges (including exchange-traded funds) are valued at the last reported sales price on the exchange where it is primarily traded. To the extent these securities have market quotes from active markets, they are classified as Level 1.

Foreign equity securities are generally valued at the last reported sale price on the exchange where it is primarily traded. In certain countries, market maker prices, usually the mean between the bid and ask prices, are used. To the extent these securities have market quotes from active markets, they are classified as Level 1.

In the event that prices are not available from a pricing service, the Adviser’s Pricing Committee will determine a price in accordance with the Security Valuation Policy. These valuations may be categorized as Level 2 or 3 depending on the inputs to the valuations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments based on the major classification in the Schedule of Investments as of September 30, 2016:

	Level 1	Level 2		Level 3		Total
Equity
Common Stock	$1,003,849	$	---	$	---	$1,003,849

Total Equity	1,003,849		---		---	1,003,849

Short-Term Investment	34,046		---		---	34,046

Total Investments in Securities	$1,037,895	$	---	$	---	$1,037,895

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels when comparing the September 30, 2016, reporting period and the March 31, 2016, period.

B) Security Transactions, Dividends, Interest and Distributions. Security transactions are recorded as of trade date. Dividend income is recognized on the ex-dividend date, and interest income is recorded on an accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts are accreted and premiums are amortized using the interest method.

Distributions to shareholders are recorded on the ex-dividend date. Capital gains and income distributions, if any, are distributed at least annually.

C) Federal Income Taxes. The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment income and any net realized capital gains to shareholders of the Fund. Therefore, no provision is made for federal income taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

As of and during the period ended September 30, 2016, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as interest expense and other expense for penalties in the statement of operations. During the period, the Fund did not incur any interest or tax penalties. As of September 30, 2016, the open tax years subject to examination include the tax years ended March 31, 2014, through 2016.

D) Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

E) Indemnification Obligations. Under the Trust’s organizational documents, its current and former officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred or that would be covered by other parties.

F) Subsequent Events. Accounting standards require the Fund to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. For non- recognized subsequent events that must be disclosed to keep the financial statements from being misleading, an entity will be required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.

G) Line of Credit. During the period ended September 30, 2016, the Trust held a $200 million unsecured line of credit with U.S. Bank, N.A., intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. Borrowings under this arrangement bear interest at the bank’s prime rate. The Fund did not borrow under the line of credit during the period ended September 30, 2016.

NOTE 3. COMMITMENTS, OTHER RELATED-PARTY TRANSACTIONS AND OTHER AGREEMENTS

A) Investment Management Agreement. The Trust, on behalf of the Fund, has entered into an investment management agreement with the Investment Adviser. Under the terms of the agreement, the Fund will pay an investment advisory fee of 0.73% of average daily net assets.

B) Expense Cap. Although not required to do so, the Investment Adviser has contractually agreed to reimburse the Fund to the extent necessary so that its ratio of operating expenses to average daily net assets, excluding acquired fund fees and expenses (indirect expenses resulting from investment in other investment companies), interest, taxes, brokerage commissions, and extraordinary expenses will not exceed 0.91%.

The Investment Adviser has contractually agreed to waive/reimburse expenses through July 31, 2017. The Trust may terminate the contract with respect to the Fund at any time. The contract also terminates in the event that the Management Agreement between the Trust and Investment Adviser is terminated.

Expenses reimbursed by the Investment Adviser may be recouped from the Fund. The recoupment period will be limited to three fiscal years from the fiscal year of the reimbursement and is subject to the Fund’s ability to effect such reimbursement and remain in compliance with applicable expense limitations.

Overall operating expenses for the Fund will not fall below the applicable percentage limitation until the Investment Adviser has been fully reimbursed for fees foregone and expenses paid by the Investment Adviser under this agreement. At September 30, 2016, the amount available for recoupment that have been paid and/or waived by the Investment Adviser on behalf of the Fund is $151,198.

The Investment Adviser may recapture a portion of the following amounts no later than March 31 of the years stated below:

2018	$83,441
2019	$48,763
2020	$18,994

C) Omnibus Fee Agreement. The Trust, on behalf of the Fund, has entered into an Omnibus Fee Agreement (“Agreement”) with U.S. Bancorp Fund Services, LLC (“Fund Services”) and U.S. Bank, N.A. Fund Services serves as the administrator, transfer agent and fund accountant, and U.S. Bank, N.A. serves as the custodian to the Funds. For these services, the Adviser pays a monthly fee based on the greater of an annual minimum or the annual rate of:

0.05% of first $3 billion of average daily net assets

0.04% of next $3 billion of average daily net assets

0.035% of next $4 billion of average daily net assets

0.025% of average daily net assets over $10 billion

The Trust is subject to an annual minimum fee of $650,000; and the Fund is also subject to a $25,000 per Fund annual minimum.

D) Other Related Parties. Certain officers and Trustees of the Fund are also officers and/or directors of the Investment Adviser and are not compensated by the Trust for their services to the Trust (except for a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Trust). The Independent Trustees receive an annual stipend (paid quarterly), a fee for each Board meeting attended, a fee for each committee chaired, and a reimbursement for out-of-pocket expenses incurred in connection with attending the meetings. All Trustee payments are allocated to the Funds based on net assets.

On December 10, 1998, the Trust approved a Deferred Compensation Plan for Independent Trustees (the “Compensation Plan”), allowing the Trustees to receive payment in cash or elect to defer payment from the Trust. The Compensation Plan provides for the creation of a recordkeeping account for each Trustee. Each Trustee that elects to defer payment designates an allocation of the deferred payments among the Funds. This account accumulates the deferred fees earned and is regularly adjusted to reflect a value of the investment elections. The Fund recognizes the deferred compensation and the change in the value of the recordkeeping accounts as Trustee expense.

NOTE 4. INVESTMENT TRANSACTIONS

The aggregate security purchases and sales proceeds, other than short-term obligations and U.S. government securities, for the period ended September 30, 2016, were as follows:

Fund	Purchases	Sales Proceeds
Large Cap Growth Equity	$610,521	$857,527

There were no purchases or sales of U.S. government securities by the Large Cap Growth Equity Fund.

NOTE 5. INCOME TAXES

As of March 31, 2016, the components of distributable accumulated earnings (losses) on a tax basis were as follows:

Large Cap Growth Equity Fund

Cost of investments for tax purposes	$1,140,715

Gross tax unrealized appreciation	140,577
Gross tax unrealized depreciation	(43,144)

Net tax unrealized appreciation on investments	97,433

Undistributed ordinary income	–
Undistributed long-term capital gains	–
Other accumulated gains (losses)	(20,924)

Total accumulated earnings	$76,509

Additionally, U.S. generally accepted accounting principles require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These differences are primarily related to net operating losses. These classifications have no effect on net assets or net asset value per share. For the year ended March 31, 2016, the following table shows the reclassification made:

Paid-In-Capital	Undistributed Net Investment Income	Undistributed Net Realized Loss
$(2,190)	$2,191	$(1)

As of March 31, 2016, the Fund had no capital loss carry forward amounts (“CLCFs”).

The Fund is required, in order to meet certain excise tax requirements, to measure and distribute annually, net capital gains realized during the twelve month period ending October 31. In connection with this requirement, the Fund is permitted, for tax purposes, to defer into its next fiscal year any net capital losses incurred from November 1 through the end of the fiscal year. The Fund deferred on a tax basis, post-October losses and late year ordinary losses as shown in the table below:

Large Cap Growth Equity Fund
Capital Loss Carryovers	–

Post-October Losses	$20,491

Late Year Ordinary Losses	$198

For tax purposes, post-October losses are not recognized until the first day of the following fiscal year.

The tax components of distributions paid during the periods ended September 30, 2016, and March 31, 2016, were as follows:

Six months ended		Year ended
September 30, 2016		March 31, 2016
Ordinary	Long-Term	Ordinary	Long-Term
Income	Capital Gain	Income	Capital Gain

$-	$-	$7,252	$302

General Information

Rainier Funds

   September 30, 2016 (Unaudited)

PROXY VOTING POLICIES AND PROCEDURES

You may obtain a description of the Fund’s Proxy Voting Policy and Guidelines and the Fund’s voting records, without charge, upon request by contacting the Funds directly at 1-800-248-6314 or on the EDGAR Database on the SEC’s website at www.sec.gov.

QUARTERLY FORM N-Q PORTFOLIO SCHEDULE

The Fund files its complete portfolio schedule with the Securities and Exchange Commission (SEC) on Form N-Q at the end of the first and third fiscal quarters within 60 days of the end of the quarter to which it relates. The Funds’ Form N-Qs will be available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room. For information about the operation of the Public Reference Room, please call 1-202-942-8090.

Directory of Fund’s Service Providers

Rainier Funds

   September 30, 2016 (Unaudited)

INVESTMENT ADVISER

Rainier Investment Management, LLC

601 Union Street, Suite 3525

Seattle, WA 98101

ADMINISTRATOR

U.S. Bancorp Fund Services, LLC

2020 East Financial Way, Suite 100

Glendora, CA 91741

CUSTODIAN

U.S. Bank, N.A.

1555 North River Center Drive, Suite 302

Milwaukee, WI 53212

TRANSFER AGENT AND FUND ACCOUNTANT

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche, LLP

695 Town Center Drive, Suite 1200

Costa Mesa, CA 92626

LEGAL COUNSEL TO THE TRUST AND THE INDEPENDENT TRUSTEES

Paul Hastings, LLP

55 Second Street, 24th Floor

San Francisco, CA 94105

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s nominating committee charter does not contain any procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s Chief Executive Officer and Chief Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed June 6, 2013.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rainier Investment Management Mutual Funds

By	/s/ Michele T. Mosca
Michele T. Mosca
Chief Executive Officer and President

Date	11/30/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Rainier Investment Management Mutual Funds

By	/s/ Michele T. Mosca

Michele T. Mosca
Chief Executive Officer and President

Date	11/30/16

By	/s/ Elisa Enns

Elisa Enns
Chief Financial Officer and Treasurer

Date	11/30/16